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                                                        OMB Number: 3235-0578
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
          Quarterly Schdule of Portfolio Holdings - December 31, 2007



AIMinvestment.com            HIM-QTR-1 12/07           A I M Advisors, Inc.

                                                     [AIM Investments LOGO]
                                                    --Registered Trademark--

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 100.92%

ALASKA - 0.65%

Alaska Industrial Development & Export
  Authority (Boys & Girls Home);
  Series 2007, RB,
  5.70%, 12/01/17(a)                               $    1,000  $      969,780
-----------------------------------------------------------------------------
  6.00%, 12/01/36(a)                                    3,000       2,816,430
-----------------------------------------------------------------------------
                                                                    3,786,210
-----------------------------------------------------------------------------

ARIZONA - 2.50%

Centerra Community Facilities
  District; Series 2005,
  Unlimited Tax GO,
5.50%, 07/15/29 (a)                                       385         356,849
Maricopa (County of) Industrial
  Development Authority (Mayo
  Clinic); Series 2006, Health
  Care Facilities IDR,
5.00%, 11/15/36 (a)                                     1,485       1,478,169
-----------------------------------------------------------------------------
Pima (County of) Industrial
  Development Authority (Acclaim
  Charter School Project); Series
  2006, Educational Facility IDR,
5.70%, 12/01/26 (a)                                     2,200       2,081,376
-----------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Choice Education & Development
  Corp. Project);
  Series 2006,
  Educational Facility IDR,
  6.25%, 06/01/26(a)                                    1,000       1,003,500
-----------------------------------------------------------------------------
  6.38%, 06/01/36(a)                                    3,000       3,002,700
-----------------------------------------------------------------------------
Pima (County of) Industrial
  Development Authority (Desert
  Heights Charter School); Series
  2003, Educational Facility IDR,
7.25%, 08/01/19 (a)                                       830         865,989
-----------------------------------------------------------------------------
Pima (County of) Industrial
  Development Authority (Horizon
  Community Learning Center);
  Series 2005, Refunding
  Educational Facility IDR,
5.25%, 06/01/35 (a)                                     1,500       1,372,035
-----------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006,
  Educational Facilities IDR,
  6.50%, 04/01/26(a)                                    1,000       1,025,180
  6.75%, 04/01/36(a)                                    1,000       1,026,220
-----------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Paradise Education Center Project);
  Series 2006,
  Refunding Educational Facilities IDR,
  5.88%, 06/01/22(a)                                      535         520,287
-----------------------------------------------------------------------------
  6.00%, 06/01/36(a)                                      830         775,959
-----------------------------------------------------------------------------
Scottsdale (City of) Industrial
  Development Authority
  (Scottsdale Healthcare); Series
  2001, Hospital IDR,
5.80%, 12/01/11 (a)(b)(c)                                 500         549,285
-----------------------------------------------------------------------------
Tucson (City of) Industrial
  Development Authority (Arizona
  AgriBusiness & Equine Center
  Inc.); Series 2004 A,
  Educational Facilities IDR,
6.13%, 09/01/34 (a)                                       500         498,320
-----------------------------------------------------------------------------
                                                                   14,555,869
-----------------------------------------------------------------------------

CALIFORNIA - 1.84%

Abag Finance Authority for
  Nonprofit Corps. (Hamlin
  School); Series 2007, RB,
5.00%, 08/01/37 (a)                                     3,000       2,627,970
-----------------------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Fresno
  Pacific University); Series
  2000 A, RB,
6.75%, 03/01/19 (a)                                     1,000       1,058,610
-----------------------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Keck
  Graduate Institute); Series
  2000, RB,
6.75%, 06/01/10 (a)(b)(c)                                 390         426,683
-----------------------------------------------------------------------------
California (State of) Municipal
  Finance Authority (American
  Heritage Education Foundation
  Project); Series 2006 A,
  Education RB,
5.25%, 06/01/36 (a)                                     1,150       1,044,591
-----------------------------------------------------------------------------
California (State of) Statewide
  Communities Development
  Authority (Drew School); Series
  2007, RB,
5.30%, 10/01/37 (a)                                       500         465,720
-----------------------------------------------------------------------------
California (State of) Statewide
  Communities Development
  Authority (Front Porch
  Communities & Services); Series
  2007 A, RB,
5.13%, 04/01/37 (Acquired
  05/23/07; Cost $2,023,700)
  (a)(d)                                                2,000       1,816,000
-----------------------------------------------------------------------------
California (State of) Statewide
  Communities Development
  Authority (Hospice of Napa
  Valley Project); Series 2004 A, RB,
7.00%, 01/01/34 (a)                                       900         931,077
-----------------------------------------------------------------------------
California (State of) Statewide
  Communities Development
  Authority (Huntington Park
  Charter School Project); Series
  2007 A, Educational Facilities RB,
5.25%, 07/01/42 (a)                                     1,500       1,318,245
-----------------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)

California (State of) Statewide
  Communities Development
  Authority (Notre Dame de Namur
  University); Series 2003, RB,
6.50%, 10/01/23 (a)                                $    1,000  $    1,037,900
-----------------------------------------------------------------------------
                                                                   10,726,796
-----------------------------------------------------------------------------

COLORADO - 12.08%

Antelope Heights Metropolitan
  District; Series 2003, Limited
  Tax GO,
8.00%, 12/01/13 (a)(b)(c)                                 500         620,780
-----------------------------------------------------------------------------
Arista Metropolitan District;
  Series 2005, Limited Tax GO,
6.75%, 12/01/35 (a)                                     2,000       1,877,400
-----------------------------------------------------------------------------
Baptist Road Rural Transportation
  Authority; Series 2007, Sales &
  Use Tax RB,
5.00%, 12/01/26 (a)                                     1,150         991,162
-----------------------------------------------------------------------------
Beacon Point Metropolitan
  District; Series 2005 A,
  Limited Tax GO,
6.25%, 12/01/35 (a)                                     1,500       1,318,905
-----------------------------------------------------------------------------
Bradburn Metropolitan District
  No. 3; Series 2003, Limited Tax GO,
7.50%, 12/01/33 (a)                                       500         510,330
-----------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Series 2002 B,
  Limited Tax GO,
  8.05%, 12/01/12(a)(b)(c)                                500         610,300
-----------------------------------------------------------------------------
  Series 2003,
  Limited Tax GO,
  8.05%, 12/01/12(a)(b)(c)                                534         651,800
-----------------------------------------------------------------------------
Buckhorn Valley Metropolitan
  District No. 2; Series 2003,
  Limited Tax GO,
7.00%, 12/01/23 (a)                                        60          59,456
-----------------------------------------------------------------------------
Castle Oaks Metropolitan District;
  Series 2005,
  Limited Tax GO,
  6.00%, 12/01/25(a)                                    1,000         911,530
-----------------------------------------------------------------------------
  6.13%, 12/01/35(a)                                    1,500       1,296,615
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Academy Charter School
  Project); Series 2000, RB,
7.13%, 12/15/10 (a)(b)(c)                               1,195       1,338,567
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Banning Lewis Ranch Academy
  Project); Series 2006, Charter
  School RB,
6.13%, 12/15/35 (Acquired
  06/16/06-06/20/06; Cost
  $3,014,730) (a)(d)                                    3,000       2,972,160
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Brighton School Project);
  Series 2006, Charter School RB,
6.00%, 11/01/36 (a)                                     1,695       1,659,574
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Carbon Valley Academy); Series
  2006, Charter School RB,
5.63%, 12/01/36 (a)                                     1,180       1,071,629
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Cerebral Palsy of Colorado
  Project); Series 2006 A, RB,
6.25%, 05/01/36 (a)                                     3,050       3,055,551
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Denver Academy Inc. Project);
  Series 2003 A, Refunding RB,
7.00%, 11/01/23 (a)                                       500         532,290
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Denver Science & Technology);
  Series 2004, RB,
5.00%, 12/01/13 (a)                                       750         765,323
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Excel Academy Project); Series
  2003, Charter School RB,
7.30%, 12/01/11 (a)(b)(c)                                 555         627,300
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Heritage Christian School);
  Series 2004 A, RB,
7.50%, 06/01/34 (a)(e)(f)                               1,000         840,000
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Knowledge Quest Project);
  Series 2005, Charter School RB,
6.50%, 05/01/36 (a)                                       945         953,978
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Littleton Academy Building
  Project); Series 2002, Charter
  School RB,
6.00%, 01/15/12 (a)(b)(c)                                 500         550,945
-----------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Monument Academy
  Project);
  Series 2007 A,
  Charter School RB,
  5.88%, 10/01/27(a)                                    1,500       1,433,250
-----------------------------------------------------------------------------
  6.00%, 10/01/37(a)                                    1,635       1,548,721
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Northeast Academy Project);
  Series 2007 A, Charter School RB,
5.75%, 05/15/37 (Acquired
  07/27/07-08/02/07; Cost
  $1,728,600) (a)(d)                                    1,720       1,614,684
-----------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Peak to Peak Project);
  Series 2001,
  Charter School RB,
  7.63%, 08/15/11(a)(b)(c)                                500         575,655
-----------------------------------------------------------------------------
  Series 2004,
  Charter School Refunding & Improvement RB (INS-XL
  Capital Assurance Inc.),
  5.25%, 08/15/24(a)(g)                                   500         533,590
-----------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Platte Academy Project);
  Series 2002 A,
  Charter School RB,
  7.25%, 03/01/10(a)(b)(c)                                500         534,090
-----------------------------------------------------------------------------
  7.25%, 03/01/10(a)(b)(c)                                500         541,330
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
COLORADO - (CONTINUED

Colorado (State of) Educational &
  Cultural Facilities Authority
  (Union Colony Charter School
  Project); Series 2007, RB,
5.75%, 12/01/37 (Acquired
  03/23/07; Cost $1,105,122)  (a)(d)               $    1,075  $    1,029,872
-----------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (University Lab School
  Project);
  Series 2001,
  Charter School RB,
  6.13%, 06/01/11(a)(b)(c)                                150         163,398
-----------------------------------------------------------------------------
  6.25%, 06/01/11(a)(b)(c)                                500         546,655
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Vail Christian Project);
  Series 2007, Independent School
  Improvement RB,
5.50%, 06/01/37 (Acquired
  05/31/07; Cost $2,000,000)
  (a)(d)                                                2,000       1,866,420
-----------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Windsor Academy Project);
  Series 2007, Charter School RB,
5.70%, 05/01/37 (Acquired
  06/27/07; Cost $1,605,800)
  (a)(d)                                                1,600       1,450,272
-----------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Communities Project);
  Series 2006 A,
  RB,
  5.25%, 01/01/28(a)                                    1,500       1,343,475
-----------------------------------------------------------------------------
  5.75%, 01/01/37(a)                                      500         464,510
-----------------------------------------------------------------------------
Colorado (State of) Health
  Facilities Authority
  (Portercare Adventist Health);
  Series 2001, Hospital RB,
6.50%, 11/15/11 (a)(b)(c)                                 500         561,395
-----------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Volunteers of America Care);
  Series 2007 A,
  RB,
  5.20%, 07/01/22(a)                                    1,270       1,158,062
-----------------------------------------------------------------------------
  5.25%, 07/01/27(a)                                    1,275       1,113,611
-----------------------------------------------------------------------------
  5.30%, 07/01/37(a)                                    2,000       1,681,700
-----------------------------------------------------------------------------
Confluence Metropolitan District;
  Series 2007,
  Tax Supported RB,
  5.25%, 12/01/17(a)                                      790         754,956
-----------------------------------------------------------------------------
  5.45%, 12/01/34(a)                                    1,465       1,328,154
-----------------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
  County);
  Series 2003,
  Limited Tax GO,
  7.50%, 12/01/13(a)(b)(c)                                750         921,030
-----------------------------------------------------------------------------
  Series 2005,
  Limited Tax GO,
  6.75%, 12/01/13(a)(b)(c)                                810         964,435
-----------------------------------------------------------------------------
Copperleaf Metropolitan District No.2;
  Series 2006,
  Limited Tax GO,
  5.85%, 12/01/26(a)                                    1,000         883,690
-----------------------------------------------------------------------------
  5.95%, 12/01/36(a)                                    1,750       1,473,342
-----------------------------------------------------------------------------
Country Club Village Metropolitan
  District; Series 2006, Limited
  Tax GO,
6.00%, 12/01/34 (a)                                       600         510,786
-----------------------------------------------------------------------------
Denver (City of) Health &
  Hospital Authority; Series 2004
  A, Refunding Health Care RB,
6.25%, 12/01/14 (a)(b)(c)                                 500         585,050
-----------------------------------------------------------------------------
Grandby Ranch Metropolitan
  District; Series 2006, Limited
  Tax GO,
6.75%, 12/01/36 (a)                                     3,000       2,814,090
-----------------------------------------------------------------------------
Huntington Trails Metropolitan
  District; Series 2006, Limited
  Tax GO,
6.25%, 12/01/36 (a)                                     1,000         877,960
-----------------------------------------------------------------------------
Jordan Crossing Metropolitan
  District; Series 2006, Limited
  Tax GO,
5.75%, 12/01/36 (a)                                     1,415       1,157,300
-----------------------------------------------------------------------------
Liberty Ranch Metropolitan
  District; Series 2006, Limited
  Tax GO,
6.25%, 12/01/36 (a)                                     1,645       1,444,244
-----------------------------------------------------------------------------
Madre Metropolitan District No.
  2; Series 2007 A, Limited Tax
  GO,
5.50%, 12/01/36 (a)                                     1,500       1,227,975
-----------------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.);
  Series 2003 A,
  Health Care Facilities RB,
  5.75%, 02/01/15(a)                                      250         251,315
-----------------------------------------------------------------------------
  6.75%, 02/01/22(a)                                      300         307,158
-----------------------------------------------------------------------------
  7.00%, 02/01/25(a)                                      800         823,288
-----------------------------------------------------------------------------
Murphy Creek Metropolitan
  District No. 3; Series 2006,
  Refunding & Improvement Limited
  Tax GO,
6.13%, 12/01/35 (a)                                     2,000       1,728,820
-----------------------------------------------------------------------------
Northwest Metropolitan District No. 3;
  Series 2005,
  Limited Tax GO,
  6.13%, 12/01/25(a)                                    1,000         924,300
-----------------------------------------------------------------------------
  6.25%, 12/01/35(a)                                    1,000         879,270
-----------------------------------------------------------------------------
Piney Creek Village Metropolitan
  District; Series 2005, Limited
  Tax GO,
5.50%, 12/01/35 (a)                                     1,200       1,086,876
-----------------------------------------------------------------------------
Reata South Metropolitan
  District; Series 2007 A,
  Limited Tax GO,
7.25%, 06/01/37 (a)                                     1,000         986,150
-----------------------------------------------------------------------------
Riverdale Peaks II Metropolitan
  District; Series 2005, Limited
  Tax GO,
6.50%, 12/01/35 (a)                                     1,000         908,980
-----------------------------------------------------------------------------
Saddle Rock (City of) South
  Metropolitan District No. 2
  (Mill Levy Obligation); Series
  2000, Limited Tax GO,
7.20%, 12/01/10 (a)(b)(c)                                 500         549,085
-----------------------------------------------------------------------------
Silver Peaks Metropolitan
  District No. 2; Series 2006,
  Limited Tax GO,
5.75%, 12/01/36 (a)                                     1,000         817,880
-----------------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Series 2004,
  Unlimited Tax GO,
  6.75%, 12/01/14(a)(b)(c)                                500         578,130
-----------------------------------------------------------------------------
  7.13%, 12/01/14(a)(b)(c)                                500         607,560
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
COLORADO - (CONTINUED)

Table Rock Metropolitan District;
  Series 2003, Limited Tax GO,
7.00%, 12/01/13 (a)(b)(c)                          $      740  $      878,395
-----------------------------------------------------------------------------
University of Northern Colorado
  (Auxiliary Facilities System);
  Series 2001, Refunding &
  Improvement RB,
(INS-Ambac Assurance Corp.)
  5.00%, 06/01/23 (a)(g)                                1,000       1,027,680
-----------------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Series 2005,
  Limited Tax GO,
  6.25%, 12/01/25(a)                                      750         702,803
-----------------------------------------------------------------------------
  6.38%, 12/01/35(a)                                    1,000         894,130
-----------------------------------------------------------------------------
                                                                   70,271,117
-----------------------------------------------------------------------------

DELAWARE - 0.61%

New Castle (County of) (Newark
  Charter School Inc. Project);
  Series 2006, RB,
5.00%, 09/01/30 (a)                                     1,610       1,446,730
-----------------------------------------------------------------------------
Sussex (County of) (Cadbury at Lewes Project);
  Series 2006 A,
  First Mortgage RB,
  5.45%, 01/01/16(a)                                      865         835,279
-----------------------------------------------------------------------------
  5.90%, 01/01/26(a)                                      750         723,127
-----------------------------------------------------------------------------
  6.00%, 01/01/35(a)                                      600         576,030
-----------------------------------------------------------------------------
                                                                    3,581,166
-----------------------------------------------------------------------------

DISTRICT OF COLUMBIA - 0.39%

District of Columbia Tobacco Settlement
  Financing Corp.;
  Series 2001,
  Asset-Backed RB,
  6.25%, 05/15/24(a)                                      445         456,040
-----------------------------------------------------------------------------
  6.50%, 05/15/33(a)                                    1,785       1,813,828
-----------------------------------------------------------------------------
                                                                    2,269,868
-----------------------------------------------------------------------------

FLORIDA - 6.70%

Alachua (County of) (North

  Florida Retirement Village,
  Inc. Project); Series 2007 A,
  IDR,
5.88%, 11/15/36 (a)                                     3,000       2,805,510
-----------------------------------------------------------------------------
Concorde Estates Community
  Development District; Series
  2004 B, Capital Improvement RB,
5.00%, 05/01/11 (a)                                       300         294,705
-----------------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A,
  Special Assessment RB,
  8.38%, 05/01/17(a)                                      390         427,779
-----------------------------------------------------------------------------
  Series 2001 B,
  Special Assessment RB,
  8.38%, 05/01/17(a)                                      185         190,141
-----------------------------------------------------------------------------
Cypress Lakes Community
  Development District; Series
  2004 A, Special Assessment RB,
6.00%, 05/01/34 (a)                                       575         564,133
-----------------------------------------------------------------------------
East Homestead Community
  Development District; Series
  2005, Special Assessment RB,
5.45%, 11/01/36 (a)                                       875         725,900
-----------------------------------------------------------------------------
Florida (State of) Development
  Finance Corp. (Learning Gate
  Community School Project);
  Series 2007 A, RB,
6.00%, 02/15/37 (a)                                     1,555       1,475,166
-----------------------------------------------------------------------------
Florida (State of) Development
  Finance Corp. (Palm Bay Academy
  Inc. Project); Series 2006 A,
  RB,
6.00%, 05/15/36 (a)                                     2,130       1,991,337
-----------------------------------------------------------------------------
Florida (State of) Development
  Finance Corp. (Palm Bay Academy
  Inc. Project); Series 2007 A,
  RB,
6.13%, 05/15/37 (a)                                     1,855       1,765,793
-----------------------------------------------------------------------------
Gramercy Farms Community
  Development District; Series
  2007 B, Special Assessment RB,
5.10%, 05/01/14 (a)                                     1,000         915,760
-----------------------------------------------------------------------------
Islands at Doral Southwest
  Community Development District;
  Series 2003, Special Assessment
  RB,
6.38%, 05/01/13 (a)(b)(c)                                 500         569,480
-----------------------------------------------------------------------------
Jacksonville (City of) Economic
  Development Commission (Mayo
  Clinic); Series 2006, Health
  Care Facilities RB,
5.00%, 11/15/36 (a)                                     2,500       2,488,500
-----------------------------------------------------------------------------
Jacksonville (City of) Principal
  One Community Development
  District; Series 2005, Special
  Assessment RB,
5.65%, 05/01/35 (a)                                       605         580,189
-----------------------------------------------------------------------------
Lee (County of) Industrial
  Development Authority (County
  Community Charter Schools, LLC
  Project); Series 2007 A, IDR,
5.38%, 06/15/37 (a)                                     1,200       1,025,904
-----------------------------------------------------------------------------
Lee (County of) Industrial
  Development Authority (Cypress
  Cove at HealthPark); Series
  2002 A, Health Care Facilities
  IDR,
6.75%, 10/01/32 (a)                                     1,250       1,291,200
-----------------------------------------------------------------------------
Lee (County of) Industrial
  Development Authority; Series
  2007 A, IDR,
5.25%, 06/15/27 (a)                                     1,000         888,800
-----------------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Series 2001 A,
  Hospital RB,
  6.70%, 11/15/19(a)                                    1,000       1,032,930
-----------------------------------------------------------------------------
  Series 2004,
  Refunding Hospital RB,
  6.75%, 11/15/29 (Acquired
  04/26/04; Cost $482,320)(a)(d)                          500         512,065
-----------------------------------------------------------------------------
Midtown Miami Community Development District;
  Series 2004 A,
  Special Assessment RB,
  6.00%, 05/01/24(a)                                    1,000         957,290
-----------------------------------------------------------------------------
  6.25%, 05/01/37(a)                                    1,000         970,500
-----------------------------------------------------------------------------
Mount Dora (City of) Health
  Facilities Authority (Waterman
  Village Project); Series 2004
  A, Refunding RB,
5.75%, 08/15/18 (a)                                       750         731,348
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
FLORIDA - (CONTINUED)

Orange (County of) Health
  Facilities Authority (Adventist
  Health System); Series 2002,
  Hospital RB,
5.63%, 11/15/12 (a)(b)(c)                          $    1,065  $    1,179,903
-----------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Orlando Lutheran Towers, Inc.);
  Series 2005,
  Refunding Health Care Facilities RB,
  5.38%, 07/01/20(a)                                    1,100       1,024,122
-----------------------------------------------------------------------------
  5.70%, 07/01/26(a)                                    1,000         937,900
-----------------------------------------------------------------------------
  Series 2007,
  First Mortgage RB,
  5.50%, 07/01/32(a)                                    1,000         891,680
-----------------------------------------------------------------------------
  5.50%, 07/01/38(a)                                    1,000         882,380
-----------------------------------------------------------------------------
Orlando (City of)  Urban Community Development
  District;
  Series 2001 A,
  Capital Improvement Special Assessment RB,
  6.95%, 05/01/11(a)(b)(c)                                930       1,028,989
-----------------------------------------------------------------------------
  Series 2004,
  Capital Improvement Special Assessment RB,
  6.25%, 05/01/34(a)                                    1,000         971,630
-----------------------------------------------------------------------------
Poinciana Community Development
  District; Series 2000 A,
  Special Assessment RB,
7.13%, 05/01/31 (a)                                       900         922,806
-----------------------------------------------------------------------------
Port St. Lucie (City of)
  Southwest Annexation District
  No. 1; Series 2001 B, Special
  Assessment RB,
  (INS-MBIA Insurance Corp.)
  5.00%, 07/01/40 (a)(g)                                2,000       2,004,480
-----------------------------------------------------------------------------
Reunion East Community
  Development District; Series
  2002 A, Special Assessment RB,
7.38%, 05/01/33 (a)                                     1,000       1,061,960
-----------------------------------------------------------------------------
Sarasota (County of) Health Facility Authority
  (Village on the Isle Project);
  Series 2007,
  Refunding Retirement Facilities RB,
  5.00%, 01/01/17(a)                                    1,500       1,405,770
-----------------------------------------------------------------------------
  5.50%, 01/01/27(a)                                    1,500       1,390,035
-----------------------------------------------------------------------------
  5.50%, 01/01/32(a)                                    1,500       1,338,930
-----------------------------------------------------------------------------
St. Johns (County of) Industrial Development
  Authority (Glenmoor Project);
  Series 2006 A,
  IDR,
  5.25%, 01/01/26(a)                                    1,000         898,330
-----------------------------------------------------------------------------
  5.38%, 01/01/40(a)                                    1,000         866,010
-----------------------------------------------------------------------------
                                                                   39,009,355
-----------------------------------------------------------------------------

GEORGIA - 1.18%

Atlanta (City of) (Atlantic Station Project);
  Series 2001,
  Tax Allocation RB,
  7.75%, 12/01/11(a)(b)(c)                                650         735,735
-----------------------------------------------------------------------------
  7.90%, 12/01/11(a)(b)(c)                                750         885,840
-----------------------------------------------------------------------------
Atlanta (City of) (Eastside Project);
  Series 2005 B,
  Tax Allocation RB,
  5.40%, 01/01/20(a)                                    1,000         979,700
-----------------------------------------------------------------------------
  5.60%, 01/01/30(a)                                    2,000       1,897,600
-----------------------------------------------------------------------------
Atlanta (City of) (Princeton
  Lakes Project); Series 2006,
  Tax Allocation RB,
5.50%, 01/01/31 (Acquired
  03/10/06; Cost $730,000) (a)(d)                         730         698,362
-----------------------------------------------------------------------------
Fulton (County of) (Canterbury Court Project);
  Series 2004 A,
  Residential Care Facilities RB,
  6.13%, 02/15/26(a)                                      500         491,640
-----------------------------------------------------------------------------
  6.13%, 02/15/34(a)                                      200         193,046
-----------------------------------------------------------------------------
Rockdale (County of) Development
  Authority (Visy Paper Project);
  Series 2007 A, RB,
6.13%, 01/01/34 (a)(h)                                  1,000         960,260
-----------------------------------------------------------------------------
                                                                    6,842,183
-----------------------------------------------------------------------------

ILLINOIS - 8.51%

Belleville (City of) (Franck
  Scott Parkway Redevelopment
  Project); Series 2007 A,
  Refunding Tax Increment
  Allocation RB,
5.70%, 05/01/36 (a)                                     1,000         975,090
-----------------------------------------------------------------------------
Chicago (City of) (Chatham Ridge Redevelopment
  Project);
  Series 2002,
  Tax Increment Allocation RB,
  5.95%, 12/15/12(a)                                      275         282,513
-----------------------------------------------------------------------------
  6.05%, 12/15/13(a)                                      475         490,409
-----------------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003,
  Special Assessment RB,
  6.63%, 12/01/22(a)                                      500         521,610
-----------------------------------------------------------------------------
  6.75%, 12/01/32(a)                                      500         520,800
-----------------------------------------------------------------------------
Du Page (County of) Special Service Area No. 31
  (Monarch Landing Project);
  Series 2006,
  Special Tax RB,
  5.40%, 03/01/16(a)                                      250         248,595
-----------------------------------------------------------------------------
  5.63%, 03/01/36(a)                                    1,250       1,152,387
-----------------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon
  Hill);
  Series 2005 A,
  Refunding RB,
  5.15%, 02/15/13(a)                                      655         636,346
-----------------------------------------------------------------------------
  5.25%, 02/15/14(a)                                      300         291,201
-----------------------------------------------------------------------------
  5.35%, 02/15/15(a)                                      225         217,478
-----------------------------------------------------------------------------
Illinois (State of) Finance Authority (Clare
  Oaks Project);
  Series 2006 A,
  RB,
  6.00%, 11/15/27(a)                                    1,000         959,620
-----------------------------------------------------------------------------
  6.00%, 11/15/39(a)                                    3,500       3,296,755
-----------------------------------------------------------------------------
Illinois (State of) Finance Authority (Luther
  Oaks Project);
  Series 2006 A,
  RB,
  6.00%, 08/15/26(a)                                      850         828,555
-----------------------------------------------------------------------------
  5.70%, 08/15/28(a)                                      500         464,505
-----------------------------------------------------------------------------
  6.00%, 08/15/39(a)                                    1,460       1,382,007
-----------------------------------------------------------------------------
Illinois (State of) Finance
  Authority (Monarch Landing
  Inc.) Series 2007, RB,
7.00%, 12/01/27 (a)                                     2,000       2,025,480
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
ILLINOIS - (CONTINUED)

Illinois (State of) Finance Authority
  (Sedgebrook, Inc. Facility);
  Series 2007 A,
  RB,
  5.63%, 11/15/17(a)                               $    1,345  $    1,301,893
-----------------------------------------------------------------------------
  6.00%, 11/15/27(a)                                    2,000       1,900,880
-----------------------------------------------------------------------------
  6.00%, 11/15/37(a)                                    4,000       3,727,560
-----------------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith
  Village Project);
  Series 2005 A,
  RB,
  5.70%, 11/15/20(a)                                      500         481,785
-----------------------------------------------------------------------------
  6.25%, 11/15/35(a)                                    3,000       2,899,980
-----------------------------------------------------------------------------
Illinois (State of) Finance
  Authority (The Landing at
  Plymouth Place Project); Series
  2005 A, RB,
6.00%, 05/15/37 (a)                                     3,200       3,039,232
-----------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza);
  Series 2006 A,
  RB,
  5.88%, 02/15/26(a)                                    1,000         955,940
-----------------------------------------------------------------------------
  5.88%, 02/15/38(a)                                    1,500       1,386,285
-----------------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority (Bethesda
  Home & Retirement Center);
  Series 1999 A, RB,
6.25%, 09/01/14 (a)                                       500         505,810
-----------------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority (Lutheran
  Senior Ministries Obligation);
  Series 2001 A, RB,
7.38%, 08/15/11 (a)(b)(c)                               1,000       1,145,590
-----------------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Swedish-American Hospital);
  Series 2000, RB,
6.88%, 11/15/10 (a)(b)(c)                                 685         740,143
-----------------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority (Villa St.
  Benedict); Series 2003 A-1, RB,
6.90%, 11/15/33 (a)                                     2,000       1,766,400
-----------------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority; Series
  2003 A, RB,
7.00%, 11/15/32 (a)                                       800         825,864
-----------------------------------------------------------------------------
Lincolnshire (Village of) Special Service Area
  No. 1 (Sedgebrook Project);
  Series 2004,
  Special Tax RB,
  5.00%, 03/01/11(a)                                      520         522,454
-----------------------------------------------------------------------------
  6.25%, 03/01/34(a)                                      750         762,195
-----------------------------------------------------------------------------
llinois (State of) Finance Authority (Central
  Baptist Village);
  Series 2007,
  RB,
  5.38%, 11/15/27(a)                                    1,000         894,550
-----------------------------------------------------------------------------
  5.38%, 11/15/39(a)                                    1,600       1,355,248
-----------------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.
  (Lombard Conference Center &  Hotel);
  Series 2005 A-1,
  First Tier RB,
  6.38%, 01/01/15(a)                                      750         750,000
-----------------------------------------------------------------------------
  7.13%, 01/01/36(a)                                    2,500       2,608,150
-----------------------------------------------------------------------------

Malta (Village of) (Prairie
  Springs Project); Series 2006,
  Tax Increment Allocation RB,
5.75%, 12/30/25 (Acquired
  09/14/06; Cost $2,000,000)
  (a)(d)                                                2,000       1,887,900
-----------------------------------------------------------------------------
Metropolitan Pier & Exposition
  Authority (McCormick Place
  Expansion); Series 2002 A,
  Dedicated State Tax RB,
(INS-MBIA Insurance Corp.)
  5.00%, 12/15/28 (a)(g)                                1,250       1,279,262
-----------------------------------------------------------------------------
Southwestern Illinois Development
  Authority (City of Collinsville
  Limited Incremental Sales Tax
  Project); Series 2007, RB,
5.35%, 03/01/31 (a)                                     1,000         959,560
-----------------------------------------------------------------------------
Southwestern Illinois Development Authority
  (Eden Retirement Center Inc. Project);
  Series 2006,
  Senior Care Facility RB,
  5.50%, 12/01/26(a)                                      800         733,920
-----------------------------------------------------------------------------
  5.85%, 12/01/36(a)                                    3,000       2,787,030
-----------------------------------------------------------------------------
                                                                   49,510,982
-----------------------------------------------------------------------------

INDIANA - 1.63%

Delaware (County of) Hospital Authority
  (Cardinal Health System Obligated Group);
  Series 2006,
  Hospital RB,
  5.00%, 08/01/24(a)                                    1,000         933,660
-----------------------------------------------------------------------------
  5.13%, 08/01/29(a)                                    3,000       2,762,790
-----------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Community
  Foundation Northwest Indiana);
  Series 2007,
  RB,
  5.50%, 03/01/27(a)                                    3,000       2,853,210
-----------------------------------------------------------------------------
  5.50%, 03/01/37(a)                                    1,000         921,150
-----------------------------------------------------------------------------
Petersburg (City of)
  (Indianapolis Power & Light Co.
  Projects); Series 1991,
  Refunding PCR,
5.75%, 08/01/21 (a)                                     1,000       1,035,990
-----------------------------------------------------------------------------
St. Joseph (County of) (Holy
  Cross Village Notre Dame
  Project); Series 2006 A,
  Economic Development RB,
6.00%, 05/15/26 (a)                                     1,015         989,574
-----------------------------------------------------------------------------
                                                                    9,496,374
-----------------------------------------------------------------------------

IOWA - 2.48%

Des Moines (City of) (Luther Park
  Apartment Inc. Project); Series
  2004, Senior Housing RB,
6.00%, 12/01/23 (a)                                       500         490,935
-----------------------------------------------------------------------------
Iowa (State of) Finance Authority (Bethany Life
  Communities Project);
  Series 2006 A,
  Refunding RB,
  5.45%, 11/01/26(a)                                      345         314,202
-----------------------------------------------------------------------------
  5.55%, 11/01/41(a)                                      795         696,651
-----------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Boys & Girls Project); Series
  2007, RB,
5.80%, 12/01/22 (a)                                     1,000         955,290
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
IOWA - (CONTINUED)

Iowa (State of) Finance Authority
  (Friendship Haven Project);
  Series 2004 A, Retirement
  Community RB,
6.13%, 11/15/32 (a)                                $      500  $      484,160
-----------------------------------------------------------------------------
Iowa (State of) Finance Authority (Wedum Walnut
  Ridge LLC Project);
  Series 2007 A,
  Senior Housing RB,
  5.50%, 12/01/32(a)                                    2,000       1,765,880
-----------------------------------------------------------------------------
  5.63%, 12/01/45(a)                                    3,000       2,615,550
-----------------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project);
  Series 2005 A,
  Multi-Family Housing RB,
  5.65%, 09/01/25(a)                                      155         147,427
-----------------------------------------------------------------------------
  6.00%, 09/01/35(a)                                      400         384,084
-----------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project);
  Series 2003,
  Health Care Facilities RB,
  6.50%, 10/01/08(a)(b)(c)                                750         782,137
-----------------------------------------------------------------------------
  Series 2004,
  Health Care Facilities RB,
  6.00%, 10/01/24(a)                                      290         284,864
-----------------------------------------------------------------------------
  6.15%, 10/01/36(a)                                      600         578,796
-----------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project);
  Series 2000 A,
  RB,
  7.25%, 11/15/10(a)(b)(c)                                750         835,477
-----------------------------------------------------------------------------
  Series 2004,
  Refunding RB,
  4.75%, 11/15/12(a)                                      750         744,975
-----------------------------------------------------------------------------
  5.63%, 11/15/18(a)                                    1,000       1,012,420
-----------------------------------------------------------------------------
  Series 2006,
  Refunding RB,
  5.25%, 11/15/21(a)                                    1,000         930,890
-----------------------------------------------------------------------------
Washington (City of) (United
  Presbyterian Home Project);
  Series 2006 A, Refunding RB,
5.60%, 12/01/36 (a)                                     1,615       1,421,523
-----------------------------------------------------------------------------
                                                                   14,445,261
-----------------------------------------------------------------------------

KANSAS - 2.90%

Hutchinson (City of) (Wesley
  Towers, Inc.); Series 1999 A,
  Refunding & Improvement Health
  Care Facilities RB,
6.25%, 11/15/19 (a)                                       750         754,132
-----------------------------------------------------------------------------
Labette (County of);
  Series 2007 A,
  Refunding & Improvement Hospital RB,
  5.75%, 09/01/29(a)                                    1,000         985,900
-----------------------------------------------------------------------------
  5.75%, 09/01/37(a)                                    1,100       1,086,789
-----------------------------------------------------------------------------
Lenexa (City of); Series 2007,
  Refunding & Improvement Health
  Care Facilities RB,
5.38%, 05/15/27 (a)                                     1,000         909,740
-----------------------------------------------------------------------------
Olathe (City of) (Aberdeen
  Village, Inc); Series 2005 A,
  Refunding Senior Living
  Facility RB,
5.60%, 05/15/28 (a)                                     1,500       1,382,730
-----------------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.);
  Series 2006 A,
  Senior Living Facility RB,
  6.00%, 11/15/26(a)                                    1,000         968,670
-----------------------------------------------------------------------------
  6.00%, 11/15/38(a)                                    2,000       1,885,020
-----------------------------------------------------------------------------
Olathe (City of) (West Village Center Project);
  Series 2007,
  Special Obligation Tax Increment Allocation RB,
  5.30%, 09/01/17(a)                                      500         489,425
-----------------------------------------------------------------------------
  5.45%, 09/01/22(a)                                    1,160       1,102,035
-----------------------------------------------------------------------------
  5.50%, 09/01/26 (a)                                   1,000         928,860
-----------------------------------------------------------------------------
Overland Park Development Corp.
  (Overland Park Convention
  Center Hotel Project); Series
  2001 A, First Tier RB,
7.38%, 01/01/11 (a)(b)(c)                               1,500       1,679,055
-----------------------------------------------------------------------------
Overland Park Transportation
  Development District (Grass
  Creek Project); Series 2006,
  Special Assessment RB,
5.13%, 09/01/28 (a)                                     1,565       1,422,851
-----------------------------------------------------------------------------
Roeland Park (City of) (Roeland
  Park Redevelopment, LLC
  Project); Series 2005, Special
  Obligation Tax Increment
  Allocation RB,
5.75%, 08/01/24 (a)                                       920         889,907
-----------------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #1 Project);
  Series 2005,
  Sales Tax RB,
  5.75%, 12/01/25(a)                                      445         427,907
-----------------------------------------------------------------------------
  Series 2006 A,
  Sales Tax RB,
  5.88%, 12/01/09(a)                                       25          25,387
-----------------------------------------------------------------------------
  5.88%, 12/01/25(a)                                      985         960,986
-----------------------------------------------------------------------------
Roeland Park (City of)
  Transportation Development
  District (TDD #2 Project);
  Series 2006 B, Sales Tax RB,
5.88%, 12/01/25 (a)                                     1,000         975,620
-----------------------------------------------------------------------------
                                                                   16,875,014
-----------------------------------------------------------------------------

KENTUCKY - 0.12%

Kentucky (State of) Economic
  Development Finance Authority
  (Christian Church Homes of
  Kentucky, Inc.); Series 1998,
  Health Facilities RB,
5.50%, 05/15/08 (a)(b)(c)                                 700         720,167
-----------------------------------------------------------------------------

MAINE - 0.09%

Maine (State of) Turnpike
  Authority; Series 2003,
  Turnpike RB,
(INS-Ambac Assurance Corp.)
  5.00%, 07/01/33 (a)(g)                                  500         515,230
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
MARYLAND - 1.40%

Annapolis (City of) (Park Place
  Project); Series 2005 A,
  Special Obligations RB,
5.35%, 07/01/34 (a)                                $    2,000  $    1,798,100
-----------------------------------------------------------------------------
Anne Arundel (County of) (Parole
  Town Center Project); Series
  2002, Tax Increment Allocation
  Financing RB,

5.00%, 07/01/12 (a)                                       200         203,772
-----------------------------------------------------------------------------
Baltimore (County of) (Strathdale
  Manor Project); Series 2003,
  Special Obligation RB,
7.00%, 07/01/33 (a)                                       968       1,021,337
-----------------------------------------------------------------------------
Howard (County of); Series 2000
  A, Retirement Community RB,
7.88%, 05/15/10 (a)(b)(c)                                 780         885,011
-----------------------------------------------------------------------------
Maryland (State of) Health &
  Higher Educational Facilities
  Authority (Medstar Health);
  Series 2004, Refunding RB,
5.50%, 08/15/33 (a)                                     1,250       1,246,513
-----------------------------------------------------------------------------
Maryland (State of) Health &
  Higher Educational Facilities
  Authority (University of
  Maryland Medical System);
  Series 2000, RB,
6.75%, 07/01/10 (a)(b)(c)                               1,000       1,096,130
-----------------------------------------------------------------------------
Maryland (State of) Health &
  Higher Educational Facilities
  Authority (Washington Christian
  Academy); Series 2006, RB,
5.50%, 07/01/38 (a)                                     1,000         892,780
-----------------------------------------------------------------------------
Maryland (State of) Industrial
  Development Finance Authority
  (Our Lady of Good Counsel High
  School Facility); Series 2005
  A, IDR,
6.00%, 05/01/35 (a)                                     1,000         992,600
-----------------------------------------------------------------------------
                                                                    8,136,243
-----------------------------------------------------------------------------

MASSACHUSETTS - 1.22%

Massachusetts (State of)
  Development Finance Agency
  (Briarwood); Series 2001 B, RB,
7.50%, 12/01/10 (a)(b)(c)                                 500         562,540
-----------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Linden Ponds Inc.);
  Series 2007 A,
  Facilities RB,
  5.00%, 11/15/14(a)                                    1,000         949,140
-----------------------------------------------------------------------------
  5.50%, 11/15/27(a)                                    1,680       1,514,654
-----------------------------------------------------------------------------
  5.75%, 11/15/35(a)                                    1,000         910,480
-----------------------------------------------------------------------------
  5.75%, 11/15/42(a)                                    1,000         900,080
-----------------------------------------------------------------------------
Massachusetts (State of)
  Development Finance Agency
  (Reeds Landing - Accredited
  Investors); Series 2006,
  Refunding First Mortgage RB,
5.75%, 10/01/31 (a)                                     1,900       1,748,950
-----------------------------------------------------------------------------
Massachusetts (State of) Health &
  Educational Facilities
  Authority (Christopher House,
  Inc.); Series 1999 A, Refunding
  RB,
6.88%, 01/01/29 (a)                                       500         501,380
-----------------------------------------------------------------------------
                                                                    7,087,224
-----------------------------------------------------------------------------

MICHIGAN - 1.61%

Chandler Park Academy; Series
  2005, Public School Academy RB,
5.13%, 11/01/30 (a)                                     1,050         954,681
-----------------------------------------------------------------------------
Detroit (City of) Community High School;
  Series 2005,
  Public School Academy RB,
  5.65%, 11/01/25(a)                                    1,485       1,384,584
-----------------------------------------------------------------------------
  5.75%, 11/01/30(a)                                    1,000         918,520
-----------------------------------------------------------------------------
Gaylord (City of) Hospital
  Finance Authority (Otsego
  Memorial Hospital Association);
  Series 2004, Refunding Limited
  Obligation RB,
6.50%, 01/01/31 (a)                                       700         703,115
-----------------------------------------------------------------------------
Gogebic (County of) Hospital
  Finance Authority (Grand View
  Health System, Inc.); Series
  1999, Refunding RB,
5.88%, 10/01/16 (a)                                       920         912,778
-----------------------------------------------------------------------------
Kent (County of) Hospital Finance
  Authority (Metropolitan
  Hospital Project); Series 2005
  A, RB,
5.75%, 07/01/25 (a)                                       500         503,320
-----------------------------------------------------------------------------
Mecosta (County of) General
  Hospital; Series 1999,
  Refunding Unlimited Tax GO,
6.00%, 05/15/18 (a)                                       500         505,420
-----------------------------------------------------------------------------
Michigan (State of) Hospital Finance Authority
  (Presbyterian Village);
  Series 2005,
  Refunding RB,
  4.88%, 11/15/16(a)                                      685         636,769
-----------------------------------------------------------------------------
  5.25%, 11/15/25(a)                                      450         404,843
-----------------------------------------------------------------------------
  5.50%, 11/15/35(a)                                      750         668,910
-----------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001,
  Public School Academy Facilities Program RB,
  7.63%, 10/01/21(a)                                      700         735,000
-----------------------------------------------------------------------------
  7.75%, 10/01/31(a)                                      500         523,490
-----------------------------------------------------------------------------
Michigan (State of) Strategic
  Fund (Detroit Edison Pollution
  Control); Series 2001 C,
  Refunding Limited Obligation
  PCR,
5.45%, 09/01/29 (a)                                       500         510,080
-----------------------------------------------------------------------------
                                                                    9,361,510
-----------------------------------------------------------------------------

MINNESOTA - 12.07%

Apple Valley (City of) Economic
  Development Authority (Evercare
  Senior Living LLC Projects);
  Series 2005 A, Health Care RB,
6.13%, 06/01/35 (a)                                     2,240       2,166,326
-----------------------------------------------------------------------------
Becker (City of) (Shepherd of Grace Project);
  Series 2006,
  Senior Housing RB,
  5.75%, 05/01/24(a)                                      715         693,593
-----------------------------------------------------------------------------
  5.88%, 05/01/29(a)                                    1,000         960,820
-----------------------------------------------------------------------------
  5.88%, 05/01/33(a)                                    1,000         950,330
-----------------------------------------------------------------------------
  5.88%, 05/01/41(a)                                      740         693,595
-----------------------------------------------------------------------------
  6.00%, 05/01/41(a)                                    1,000         956,960
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
MINNESOTA - (CONTINUED)

Carlton (City of) (Inter-Faith
  Care Center Project); Series
  2006, Refunding Health Care &
  Housing Facilities RB,
5.70%, 04/01/36 (a)                                $    1,500  $    1,385,085
-----------------------------------------------------------------------------
Chippewa (County of) (Montevideo Hospital
  Project);
  Series 2007,
  RB,
  5.50%, 03/01/27(a)                                    1,000         936,390
-----------------------------------------------------------------------------
  5.50%, 03/01/37(a)                                    2,000       1,796,000
-----------------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet
  LLC Project); Series 2005 A,
  Refunding Housing Facilities RB,
5.88%, 08/01/35 (a)                                       865         822,771
-----------------------------------------------------------------------------
Cold Spring (City of) (Assumption Home, Inc.);
  Series 2005,
  Nursing Home & Senior Housing RB,
  5.50%, 03/01/25(a)                                      425         405,446
-----------------------------------------------------------------------------
  5.75%, 03/01/35(a)                                      600         567,312
-----------------------------------------------------------------------------
Crookston (City of) (Riverview
  Health Project); Series 2007,
  Refunding Health Care
  Facilities RB,
5.30%, 05/01/32 (a)                                     1,500       1,332,780
-----------------------------------------------------------------------------
Dakota (County of) Community
  Development Agency (River
  Heights Assisted Living
  Project); Series 2007 A,
  Refunding Multi-Family Housing
  RB,
5.30%, 11/01/30 (a)                                     2,330       1,984,275
-----------------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project);
  Series 2002 A,
  Health Care Facilities RB,
  6.63%, 12/01/22(a)                                      250         258,698
-----------------------------------------------------------------------------
  6.63%, 12/01/30(a)                                      250         255,913
-----------------------------------------------------------------------------
Eveleth (City of) (Manor House Woodland);
  Series 2006,
  Senior Housing Multi-Family RB,
  5.50%, 10/01/25(a)                                      510         478,099
-----------------------------------------------------------------------------
  5.70%, 10/01/36(a)                                    3,000       2,690,910
-----------------------------------------------------------------------------
Fairmont (City of) (Goldfinch
  Estates-Governmental and Educational
  Assistance Corp. Project);
  Series 2002 A-1,
  Housing Facilities RB,
  7.25%, 04/01/22(a)                                      915         937,783
-----------------------------------------------------------------------------
  Series 2005 A,
  Housing Facilities RB,
  6.25%, 10/01/25(a)                                    2,500       2,446,000
-----------------------------------------------------------------------------
Falcon Heights (City of) (Kaleidoscope Charter
  School);
  Series 2007 A,
  Lease RB,
  6.00%, 11/01/27(a)                                      400         396,984
-----------------------------------------------------------------------------
  6.00%, 11/01/37(a)                                      550         531,668
-----------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project);
  Series 2001,
  Health Care Facilities RB,
  7.40%, 04/01/11(a)(b)(c)                                250         281,633
-----------------------------------------------------------------------------
  7.50%, 04/01/11(a)(b)(c)                                500         564,785
-----------------------------------------------------------------------------
Inver Grove Heights (City of) (Presbyterian Homes
Bloomington Care Center, Inc. Project);
  Series 2006,
  Refunding Nursing Home RB,
  5.50%, 10/01/33(a)                                    1,010         923,160
-----------------------------------------------------------------------------
  5.50%, 10/01/41(a)                                      455         408,362
-----------------------------------------------------------------------------
Maple Grove (City of) (Maple
  Grove Hospital Corp.); Series
  2007, Health Care System RB,
5.25%, 05/01/37 (a)                                     2,000       1,996,880
-----------------------------------------------------------------------------
Maplewood (City of) (Volunteers of America Care
  Center Project);
  Series 2005 A,
  Health Care Facilities RB,
  5.00%, 10/01/13(a)                                      775         753,083
-----------------------------------------------------------------------------
  5.25%, 10/01/19(a)                                    1,250       1,170,637
-----------------------------------------------------------------------------
  5.38%, 10/01/24(a)                                    2,500       2,303,100
-----------------------------------------------------------------------------
Meeker (County of) (Memorial
  Hospital Project); Series 2007,
  Hospital Facilities RB,
5.75%, 11/01/37 (a)                                     1,000         942,290
-----------------------------------------------------------------------------
Minneapolis (City of) (Grant Park
  Project); Series 2006, Tax
  Increment Allocation RB,
5.35%, 02/01/30 (a)                                       450         400,099
-----------------------------------------------------------------------------
Minneapolis (City of) (Shelter
  Care Foundation); Series 1999
  A, Health Care Facilities RB,
6.00%, 04/01/09 (a)(b)(c)                                 375         385,493
-----------------------------------------------------------------------------
Minneapolis (City of) (Village at
  St. Anthony Falls Project);
  Series 2004, Refunding Tax
  Increment Allocation RB,
5.75%, 02/01/27 (a)                                       605         576,371
-----------------------------------------------------------------------------
Moorhead (City of) (Sheyenne
  Crossing Project); Series 2006,
  Senior Housing RB,
5.65%, 04/01/29 (a)                                     2,355       2,232,422
-----------------------------------------------------------------------------
North Oaks (City of) (Presbyterian Homes of
  North Oaks, Inc. Project);
  Series 2007,
  Senior Housing RB,
  6.13%, 10/01/39(a)                                    1,000         982,720
-----------------------------------------------------------------------------
  6.25%, 10/01/47(a)                                    2,000       1,996,840
-----------------------------------------------------------------------------
  6.50%, 10/01/47(a)                                    1,000       1,017,190
-----------------------------------------------------------------------------
Northwest Multi-County Housing & Redevelopment
  Authority (Pooled Housing Program);
  Series 2005 A,
  Refunding Governmental Housing RB,
  5.35%, 07/01/15(a)                                       70          69,341
-----------------------------------------------------------------------------
  6.20%, 07/01/30(a)                                    2,000       1,955,200
-----------------------------------------------------------------------------
Oakdale (City of) (Oak Meadows
  Project); Series 2004,
  Refunding Senior Housing RB,
6.00%, 04/01/24 (a)                                     1,000       1,000,920
-----------------------------------------------------------------------------
Oronoco (City of) (Wedum
  Shorewood Campus Project);
  Series 2006, Refunding
  Multi-Family Housing RB,
5.25%, 06/01/26 (a)                                     2,000       1,828,840
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
MINNESOTA - (CONTINUED)
Owatonna (City of) (Senior Living
  Project): Series 2006 A, Senior
  Housing RB,
5.80%, 10/01/29 (a)                                $      800  $      769,544
-----------------------------------------------------------------------------
Park Rapids (City of) (CDL Homes
  LLC Project); Series 2006,
  Housing & Health Facilities RB,
5.40%, 08/01/36 (a)                                       650         578,675
-----------------------------------------------------------------------------
Pine City (City of) (Lakes International
  Language Academy Project);
  Series 2006 A,
  Lease RB,
  6.00%, 05/01/26(a)                                      480         469,781
-----------------------------------------------------------------------------
  6.25%, 05/01/35(a)                                      550         528,066
-----------------------------------------------------------------------------
Ramsey (City of) (Pact Charter School Project);
  Series 2004 A,
  Lease RB,
  6.50%, 12/01/22(a)                                      925         969,150
-----------------------------------------------------------------------------
  6.75%, 12/01/33(a)                                      150         156,686
-----------------------------------------------------------------------------
Rochester (City of) (Madonna
  Meadows); Series 2007 A,
  Refunding Health Care & Housing
  RB,
5.30%, 04/01/37 (a)                                     1,150       1,005,077
-----------------------------------------------------------------------------
Rochester (City of) (Mayo
  Clinic); Series 2006, Health
  Care Facilities RB,
5.00%, 11/15/36 (a)                                     2,760       2,747,304
-----------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project);
  Series 2003 A,
  Health Care & Housing RB,
  5.38%, 08/01/12(a)                                      165         164,114
-----------------------------------------------------------------------------
  5.50%, 08/01/13(a)                                      195         193,056
-----------------------------------------------------------------------------
  6.25%, 08/01/19(a)                                    1,100       1,117,842
-----------------------------------------------------------------------------
Shakopee (City of) (St. Francis
  Regional Medical Center);
  Series 2004, Health Care
  Facilities RB,
5.25%, 09/01/34 (a)                                       500         483,940
-----------------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project);
  Series 2002,
  Multi-Family Housing RB,
  7.00%, 10/01/23(a)(h)                                   495         495,792
-----------------------------------------------------------------------------
  7.45%, 10/01/32(a)(h)                                   155         156,163
-----------------------------------------------------------------------------
St. Louis Park (City of)
  (Roitenberg Family Assisted
  Living Residence Project);
  Series 2006, Refunding RB,
5.63%, 08/15/33 (a)                                     1,630       1,482,224
-----------------------------------------------------------------------------
St. Paul (City of) Housing &
  Redevelopment Authority
  (Community of Peace Academy
  Project); Series 2001 A, Lease
  RB,
7.38%, 12/01/10 (a)(b)(c)                                 900       1,017,648
-----------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Hmong Academy Project);
  Series 2006 A,
  Lease RB,
  5.75%, 09/01/26(a)                                      300         295,422
-----------------------------------------------------------------------------
  6.00%, 09/01/36(a)                                      390         384,450
-----------------------------------------------------------------------------
St. Paul (City of) Housing &
  Redevelopment Authority (New
  Spirit Charter School); Series
  2002 A, Lease RB,
7.50%, 12/01/31 (a)                                       890         935,595
-----------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Rossy & Richard Shaller);
  Series 2007 A,
  RB,
  5.05%, 10/01/27(a)                                    1,750       1,548,802
-----------------------------------------------------------------------------
  5.15%, 10/01/42(a)                                      275         233,811
-----------------------------------------------------------------------------
  5.25%, 10/01/42(a)                                    1,000         864,400
-----------------------------------------------------------------------------
St. Paul (City of) Port Authority
  (Radisson Kellogg Project);
  Series 1999 2, Hotel Facility
  RB,
7.38%, 08/01/08 (a)(b)(c)                               1,225       1,291,652
-----------------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences);
  Series 2004 A,
  Lease RB,
  6.38%, 12/01/24(a)                                      900         883,971
-----------------------------------------------------------------------------
  6.60%, 12/01/34(a)                                      275         265,763
-----------------------------------------------------------------------------
Washington (County of) Housing & Redevelopment
  Authority (Birchwood & Woodbury Projects);
  Series 2007 A,
  Health Care & Housing RB,
  5.00%, 12/01/14(a)                                    1,000         945,910
-----------------------------------------------------------------------------
  5.55%, 12/01/27(a)                                    1,000         910,760
-----------------------------------------------------------------------------
  5.63%, 06/01/37(a)                                    2,000       1,797,340
-----------------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project);
  Series 2002 A,
  Refunding Lease RB,
  7.38%, 12/01/24(a)                                      250         268,725
-----------------------------------------------------------------------------
  7.50%, 12/01/31(a)                                      750         802,987
-----------------------------------------------------------------------------
Worthington (City) Housing
  Authority (Meadows Worthington
  Project); Series 2007 A,
  Housing RB,
5.25%, 11/01/28 (a)                                     1,175       1,051,625
-----------------------------------------------------------------------------
                                                                   70,253,379
-----------------------------------------------------------------------------

MISSOURI - 3.35%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District;
  Series 2002,
  RB,
  7.00%, 05/01/22(a)                                      750         789,472
-----------------------------------------------------------------------------
  7.20%, 05/01/33(a)                                      500         523,205
-----------------------------------------------------------------------------
Branson (City of) Industrial
  Development Authority (Branson
  Landing-Retail Project); Series
  2005, Tax Increment Allocation
  RB,
5.25%, 06/01/21 (a)                                     1,480       1,390,948
-----------------------------------------------------------------------------
Branson Hills Infrastructure Facilities
  Community Improvement District;
  Series 2007 A,
  Special Assessment RB,
  5.00%, 04/01/11(a)                                      550         548,246
-----------------------------------------------------------------------------
  5.00%, 04/01/13(a)                                      300         296,910
-----------------------------------------------------------------------------
  5.00%, 04/01/15(a)                                      500         487,650
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
MISSOURI - (CONTINUED)

Cass (County of) Series 2007,
  Hospital RB,
5.63%, 05/01/38 (a)                                $    1,000  $      968,140
-----------------------------------------------------------------------------
Chillicothe (City of) (South U.S. 65 Project);
  Series 2006,
  Tax Increment Allocation RB,
  5.50%, 04/01/21(a)                                    1,000         963,040
-----------------------------------------------------------------------------
  5.63%, 04/01/24(a)                                    1,100       1,050,302
-----------------------------------------------------------------------------
Des Peres (City of) (West County
  Center Project); Series 2002 A,
  Refunding Tax Increment
  Allocation RB,
5.75%, 04/15/20 (a)                                     1,000         992,520
-----------------------------------------------------------------------------
Desloge (City of) (U.S. Highway
  67/State Street Redevelopment
  Project); Series 2005,
  Refunding Tax Increment
  Allocation RB,
5.20%, 04/15/20 (a)                                       770         783,814
-----------------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs
  Project); Series 2001,
  Refunding & Improvement Tax
  Increment Allocation RB,
7.00%, 10/01/11 (a)(b)(c)                               1,015       1,155,852
-----------------------------------------------------------------------------
Grandview (City of) Industrial
  Development Authority
  (Grandview Crossing Project 1);
  Series 2006, Tax Increment
  Allocation IDR,
5.75%, 12/01/28 (a)                                     1,250         750,000
-----------------------------------------------------------------------------
Hanley Road & North of Folk Avenue
  Transportation District;
  Series 2005,
  Transportation Sales Tax RB,
  5.00%, 10/01/25(a)                                      820         725,790
-----------------------------------------------------------------------------
  5.40%, 10/01/31(a)                                      750         672,000
-----------------------------------------------------------------------------
Kansas City (City of) Industrial
  Development Authority (The
  Bishop Spencer Place, Inc.);
  Series 2004 A, First Mortgage
  Health Care Facilities IDR,
6.25%, 01/01/24 (a)                                       500         500,420
-----------------------------------------------------------------------------
Kansas City (City of) Tax
  Increment Financing Commission
  (Maincor Project); Series 2007
  A, Tax Increment Allocation RB,
5.25%, 03/01/18 (a)                                       500         488,995
-----------------------------------------------------------------------------
Maplewood (City of) (Maplewood
  South Redevelopment Area);
  Series 2005, Refunding Tax
  Increment RB,
5.75%, 11/01/26 (a)                                     1,350       1,314,319
-----------------------------------------------------------------------------
Richmond Heights (City of)
  (Francis Place Redevelopment
  Project); Series 2005,
  Refunding & Improvement Tax
  Increment & Transportation
  Sales Tax RB,
5.63%, 11/01/25 (a)                                       750         711,142
-----------------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project);
  Series 2005 A,
  Tax Increment Allocation IDR,
  5.25%, 11/01/13(a)                                      500         498,350
-----------------------------------------------------------------------------
  5.50%, 11/01/27(a)                                      750         690,878
-----------------------------------------------------------------------------
  Series 2005 B,
  Tax Increment Allocation IDR,
  5.50%, 11/01/27(a)                                    1,000         921,170
-----------------------------------------------------------------------------
St. Louis (City of) Industrial
  Development Authority
  (Confluence Academy Project);
  Series 2007 A, IDR,
5.35%, 06/15/32 (a)                                       750         669,818
-----------------------------------------------------------------------------
St. Louis (County of) Industrial
  Development Authority (St.
  Andrew's Resources For Seniors)
  Series 2007 A, Senior Living
  Facilities IDR,
6.38%, 12/01/41 (a)                                     1,000         984,910
-----------------------------------------------------------------------------
Strother Interchange
  Transportation Development
  District (Lees Summit Project);
  Series 2006, RB,
5.00%, 05/01/24 (a)                                       675         613,460
-----------------------------------------------------------------------------
                                                                   19,491,351
-----------------------------------------------------------------------------

MONTANA - 0.13%

Montana (State of) Facility
  Finance Authority (St. Johns
  Lutheran); Series 2006 A,
  Senior Living RB,
6.13%, 05/15/36 (a)                                       750         740,490
-----------------------------------------------------------------------------
NEVADA - 0.29%
Las Vegas Valley Water District;
  Series 2003 A, Refunding &
  Water Improvement Limited Tax
  GO,
(INS-Financial Guaranty Insurance
  Co.)
  5.00%, 06/01/32 (a)(g)                                1,150       1,179,601
-----------------------------------------------------------------------------
University and Community College
  System of Nevada; Series 2002
  A, University RB,
(INS-Financial Guaranty Insurance
  Co.)
  5.40%, 07/01/31 (a)(g)                                  500         519,130
-----------------------------------------------------------------------------
                                                                    1,698,731
-----------------------------------------------------------------------------

NEW HAMPSHIRE - 0.46%

New Hampshire (State of) Business
  Finance Authority (Alice Peck
  Day Health System); Series 1999
  A, RB,
6.88%, 10/01/09 (a)(b)(c)                               1,050       1,131,763
-----------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua);
  Series 2003 A,
  RB,
  6.88%, 05/01/23(a)                                      750         781,920
-----------------------------------------------------------------------------
  6.88%, 05/01/33(a)                                      750         780,188
-----------------------------------------------------------------------------
                                                                    2,693,871
-----------------------------------------------------------------------------

NEW JERSEY - 2.06%

Burlington (County of) Bridge
  Commission (The Evergreens
  Project) Series 2007, Economic
  Development RB,
5.63%, 01/01/38 (a)                                     2,400       2,220,720
-----------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority (Cedar
  Crest Village, Inc. Facility);
  Series 2001 A, Retirement
  Community RB,
7.25%, 11/15/11 (a)(b)(c)                                 500         575,125
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
NEW JERSEY - (CONTINUED)

New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project);
  Series 1999,
  Special Facility RB,
  6.25%, 09/15/29(a)(h)                            $    1,000  $      937,400
-----------------------------------------------------------------------------
  Series 2000,
  Special Facility RB,
  7.00%, 11/15/30(a)(h)                                   565         568,955
-----------------------------------------------------------------------------
  7.20%, 11/15/30(a)(h)                                   425         430,296
-----------------------------------------------------------------------------
  Series 2003,
  Special Facility RB,
  9.00%, 06/01/33(a)(h)                                   500         554,855
-----------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project);
  Series 2005 A,
  First Mortgage RB,
  5.00%, 01/01/15(a)                                      825         779,303
-----------------------------------------------------------------------------
  5.75%, 01/01/25(a)                                      710         686,847
-----------------------------------------------------------------------------
  5.88%, 01/01/37(a)                                    1,360       1,276,918
-----------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project);
  Series 2001,
  First Mortgage RB,
  8.00%, 04/01/11(a)(b)(c)                                800         924,584
-----------------------------------------------------------------------------
  8.00%, 04/01/11(a)(b)(c)                                500         577,865
-----------------------------------------------------------------------------
  Series 2006,
  First Mortgage RB,
  5.30%, 11/01/26(a)                                    1,100         990,561
-----------------------------------------------------------------------------
  5.38%, 11/01/36(a)                                      700         613,508
-----------------------------------------------------------------------------
New Jersey (State of)
  Transportation Trust Fund
  Authority; Series 2005 B,
  Transportation System RB,
(INS-Ambac Assurance Corp.)
  5.25%, 12/15/23 (a)(g)                                  750         841,777
-----------------------------------------------------------------------------
                                                                   11,978,714
-----------------------------------------------------------------------------

NEW MEXICO - 0.26%

Mariposa East Public Improvement District;
  Series 2006,
  Unlimited Tax GO,
  5.75%, 09/01/21(a)                                      500         503,175
-----------------------------------------------------------------------------
  6.00%, 09/01/32(a)                                    1,000       1,001,570
-----------------------------------------------------------------------------
                                                                    1,504,745
-----------------------------------------------------------------------------

NEW YORK - 4.15%

East Rochester (City of) Housing
  Authority (Woodland Village
  Project); Series 2006,
  Refunding Senior Living RB,
5.50%, 08/01/33 (a)                                     1,700       1,550,230
-----------------------------------------------------------------------------
Erie (County of) Industrial Development Agency
  (Orchard Park CCRC, Inc. Project);
  Series 2006 A,
  IDR,
  6.00%, 11/15/26(a)                                    1,100       1,026,454
-----------------------------------------------------------------------------
  6.00%, 11/15/36(a)                                    2,000       1,799,800
-----------------------------------------------------------------------------
Monroe (County of) Industrial
  Development Agency (Woodland
  Village Project); Series 2000,
  Civic Facility IDR,
8.55%, 11/15/10 (a)(b)(c)                               1,000       1,161,730
-----------------------------------------------------------------------------
Nassau (County of) Industrial
  Development Agency (Amsterdam
  at Harborside Project) Series
  2007 A, Continuing Care
  Retirement RB,
6.50%, 01/01/27 (a)                                     1,000       1,000,730
-----------------------------------------------------------------------------
New York (State of) Dormitory
  Authority (Mount Sinai NYU
  Health Obligated Group); Series
  2000, RB,
5.50%, 07/01/26 (a)                                       500         502,235
-----------------------------------------------------------------------------
New York City (City of)
  Industrial Development Agency
  (Liberty-7 World Trade Center);
  Series 2005 A, IDR,
6.25%, 03/01/15 (a)                                     3,000       3,085,080
-----------------------------------------------------------------------------
New York Liberty Development
  Corp. (Goldman Sachs
  Headquarters Issue); Series
  2005, RB,
5.25%, 10/01/35 (a)                                     5,000       5,255,700
-----------------------------------------------------------------------------
Onondaga (County of) Industrial
  Development Agency (Solvay
  Paperboard LLC Project); Series
  1998, Refunding Solid Waste
  Disposal Facility IDR,
7.00%, 11/01/30 (a)(h)                                  2,000       2,050,140
-----------------------------------------------------------------------------
Orange (County of) Industrial
  Development Agency (Arden Hill
  Life Care Center Newburgh);
  Series 2001 C, Civic Facility
  IDR,
7.00%, 08/01/31 (a)                                       550         563,310
-----------------------------------------------------------------------------
Suffolk (County of) Industrial
  Development Agency (Spellman
  High-Voltage Electronics Corp.
  Facility); Series 1997 A, IDR,
6.38%, 12/01/17 (a)(h)                                    315         308,870
-----------------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.);
  Series 2001 A,
  First Mortgage IDR,
  7.38%, 03/01/21(a)                                      350         363,153
-----------------------------------------------------------------------------
  7.38%, 03/01/31(a)                                      500         516,800
-----------------------------------------------------------------------------
Ulster (County of) Industrial Development
  Agency,
  Series 2007 A,
  Civic Facility RB,
  6.00%, 09/15/27(a)                                    2,000       1,923,860
-----------------------------------------------------------------------------
  6.00%, 09/15/37(a)                                    2,000       1,881,400
-----------------------------------------------------------------------------
Westchester (County of) Industrial Development
  Agency (Hebrew Hospital Senior Housing Inc.);
  Series 2000 A,
  Continuing Care Retirement IDR,
  7.00%, 07/01/21(a)                                      600         622,524
-----------------------------------------------------------------------------
  7.38%, 07/01/30(a)                                      500         522,190
-----------------------------------------------------------------------------
                                                                   24,134,206
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.20%

North Carolina (State of) Medical
  Care Commission (Arbor Acres
  United Methodist Retirement
  Community, Inc. Project);
  Series 2002, First Mortgage
  Health Care Facilities RB,
6.38%, 03/01/12 (a)(b)(c)                          $      500  $      558,445
-----------------------------------------------------------------------------
North Carolina (State of) Medical
  Care Commission (Forest at Duke
  Project); Series 2002, First
  Mortgage Retirement Facilities
  RB,
6.38%, 09/01/12 (a)(b)(c)                                 250         280,055
-----------------------------------------------------------------------------
North Carolina (State of) Medical
  Care Commission (Forest at Duke
  Project); Series 2007, First
  Mortgage Retirement Facilities
  RB,
5.13%, 09/01/27 (a)                                     1,000         946,020
-----------------------------------------------------------------------------
North Carolina (State of) Medical
  Care Commission (Pennybyrn at
  Maryfield Project); Series 2005
  A, Health Care Facilities RB,
6.13%, 10/01/35 (a)                                     1,300       1,261,910
-----------------------------------------------------------------------------
North Carolina (State of) Medical
  Care Commission (Southminister
  Project); Series 2007 A, First
  Mortgage Retirement Facilities
  RB,
5.75%, 10/01/37 (a)                                     1,500       1,475,700
-----------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (The Presbyterian Homes Obligated
  Group);
  Series 2006,
  First Mortgage Health Care Facilities RB,
  5.60%, 10/01/36(a)                                    1,000         971,400
-----------------------------------------------------------------------------
  Series 2006 B,
  Refunding First Mortgage Health Care Facilities RB,
  5.20%, 10/01/21(a)                                    1,500       1,463,910
-----------------------------------------------------------------------------
                                                                    6,957,440
-----------------------------------------------------------------------------

NORTH DAKOTA - 0.67%

Grand Forks (City of) (4000 Valley Square
  Project);
  Series 2006,
  Refunding Senior Housing RB,
  5.13%, 12/01/21(a)                                      500         444,140
-----------------------------------------------------------------------------
  5.30%, 12/01/34(a)                                      855         738,378
-----------------------------------------------------------------------------
Traill (County of) (Hillsboro Medical Center);
  Series 2007,
  Health Care RB,
  5.25%, 05/01/20(a)                                      500         456,600
-----------------------------------------------------------------------------
  5.50%, 05/01/26(a)                                    1,520       1,388,748
-----------------------------------------------------------------------------
  5.50%, 05/01/42(a)                                    1,000         855,930
-----------------------------------------------------------------------------
                                                                    3,883,796
-----------------------------------------------------------------------------

OHIO - 3.63%

Adams (County of) (Adams County Hospital
  Project);
  Series 2005,
  Hospital Facilities Improvement RB,
  5.25%, 09/01/08(a)                                      355         350,907
-----------------------------------------------------------------------------
  5.50%, 09/01/09(a)                                      375         365,768
-----------------------------------------------------------------------------
  5.75%, 09/01/10(a)                                      395         381,882
-----------------------------------------------------------------------------
Buckeye (City of) Tobacco Settlement Financing
  Authority;
  Series 2007 A-2,
  Sr. Asset-Backed RB,
  5.88%, 06/01/30(a)                                    1,000         972,640
-----------------------------------------------------------------------------
  5.75%, 06/01/34(a)                                    1,000         951,780
-----------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Continuing Care Facility Expansion Project),
  Series 2007 A,
  Health Care RB,
  5.75%, 11/01/22(a)                                    1,000         966,060
-----------------------------------------------------------------------------
  6.00%, 11/01/27(a)                                    2,000       1,930,200
-----------------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority (St. Clarence-Governmental and
  Educational Assistance Corp., LLC Project);
  Series 2006 A,
  Senior Housing RB,
  6.00%, 05/01/21(a)                                    1,000         990,860
-----------------------------------------------------------------------------
  6.13%, 05/01/26(a)                                      700         695,737
-----------------------------------------------------------------------------
  6.25%, 05/01/38(a)                                    2,710       2,662,710
-----------------------------------------------------------------------------
Cleveland (City of)-Cuyahoga
  (County of) Port Authority;
  Series 2001, Special Assessment
  Tax Increment RB,
7.35%, 12/01/31 (a)                                     1,000       1,069,210
-----------------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc.
  Project); Series 2000, Hospital
  Facilities RB,
7.50%, 01/01/30 (a)                                       750         787,110
-----------------------------------------------------------------------------
Cuyahoga (County) (Eliza Jennings Senior Care
  Network Project),
  Series 2007 A,
  Health Care & Independent Living Facilities RB,
  5.75%, 05/15/27(a)                                    1,000         974,860
-----------------------------------------------------------------------------
  6.00%, 05/15/37(a)                                    1,000         983,640
-----------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services);
  Series 2001 A,
  Health Care Facilities RB,
  7.13%, 07/01/11(a)(b)(c)                                500         568,290
-----------------------------------------------------------------------------
  Series 2005 A,
  Health Care Facilities Improvement RB,
  5.13%, 07/01/35(a)                                    1,250       1,152,413
-----------------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities);
  Series 2000 A,
  Refunding & Improvement Health Care Facilities RB,
  6.50%, 08/15/20(a)                                      500         519,660
-----------------------------------------------------------------------------
  6.55%, 08/15/24(a)                                      500         519,640
-----------------------------------------------------------------------------
Madison (County of) (Madison
  County Hospital Project);
  Series 1998, Refunding Hospital
  Improvement RB,
6.25%, 08/01/08 (a)(b)(c)                                 500         510,265
-----------------------------------------------------------------------------
Norwood (City of) (Cornerstone at Norwood
  Project);
  Series 2006,
  Tax Increment Financing RB,
  5.25%, 12/01/15(a)                                    1,080       1,067,234
-----------------------------------------------------------------------------
  5.75%, 12/01/20(a)                                    1,300       1,280,734
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
OHIO - (CONTINUED)

Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project);
  Series 2004 A,
  RB,
  6.00%, 05/15/24(a)                               $    1,000  $      943,260
-----------------------------------------------------------------------------
  6.00%, 05/15/34(a)                                      500         464,580
-----------------------------------------------------------------------------
                                                                   21,109,440
-----------------------------------------------------------------------------

OKLAHOMA - 0.68%

Oklahoma (County of) Finance Authority (Epworth
  Villa Project);
  Series 2005 A,
  Refunding RB,
  5.00%, 04/01/15(a)                                    1,025         963,633
-----------------------------------------------------------------------------
  5.70%, 04/01/25(a)                                    2,500       2,352,800
-----------------------------------------------------------------------------
Oklahoma (State of) Development
  Finance Authority (Comanche
  County Hospital Project);
  Series 2002 B, RB,
6.60%, 07/01/31 (a)                                       625         644,913
-----------------------------------------------------------------------------
                                                                    3,961,346
-----------------------------------------------------------------------------

OREGON - 0.64%

Clackamas (County of) Hospital
  Facility Authority
  (Gross-Willamette Falls
  Project); Series 2005,
  Refunding RB,
5.13%, 04/01/26 (a)                                     1,000         915,070
-----------------------------------------------------------------------------
Clackamas (County of) Hospital
  Facility Authority (Odd Fellows
  Home); Series 1998 A, Refunding
  RB,
5.88%, 09/15/21 (a)                                       230         213,325
-----------------------------------------------------------------------------
Oregon (State of) Health Housing
  Educational & Cultural
  Facilities Authority (Oregon
  Baptist Retirement Homes);
  Series 1996, RB,
8.00%, 11/15/26 (a)                                       735         735,662
-----------------------------------------------------------------------------
Yamhill (County of) Hospital
  Authority (Friendsview
  Retirement Community); Series
  2003, RB,
7.00%, 12/01/13 (a)(b)(c)                               1,555       1,839,254
-----------------------------------------------------------------------------
                                                                    3,703,311
-----------------------------------------------------------------------------

PENNSYLVANIA - 5.05%

Allegheny (County of) Hospital
  Development Authority (Villa
  Saint Joseph of Baden); Series
  1998, Health Care Facilities RB,
6.00%, 08/15/28 (a)                                       500         469,355
-----------------------------------------------------------------------------
Allegheny (County of) Industrial
  Development Authority (Propel
  Schools-Homestead Project);
  Series 2004 A, Charter School
  IDR,
7.00%, 12/15/15 (a)                                       760         801,572
-----------------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project);
  Series 2002 A,
  IDR,
  6.90%, 01/01/22(a)                                      500         506,715
-----------------------------------------------------------------------------
  7.00%, 01/01/34(a)                                      500         506,525
-----------------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facility),
  Series 2005 A,
  Retirement Community IDR,
  5.90%, 01/01/27(a)                                    1,000         976,140
-----------------------------------------------------------------------------
  6.25%, 01/01/35(a)                                    1,000         985,890
-----------------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health Center);
  Series 1999,
  Refunding First Mortgage IDR,
  6.38%, 12/01/19(a)                                    1,000       1,017,030
-----------------------------------------------------------------------------
  Series 2006,
  Refunding First Mortgage IDR,
  5.13%, 12/01/12(a)                                      500         483,995
-----------------------------------------------------------------------------
  5.25%, 12/01/13(a)                                      500         485,515
-----------------------------------------------------------------------------
  5.25%, 12/01/15(a)                                      260         247,133
-----------------------------------------------------------------------------
  5.38%, 12/01/16(a)                                      500         473,415
-----------------------------------------------------------------------------
  5.75%, 12/01/22(a)                                      935         898,769
-----------------------------------------------------------------------------
Chester (County of) Industrial
  Development Authority (Avon
  Grove Charter School Project);
  Series 2007 A, IDR,
6.25%, 12/15/27 (a)                                     1,000         994,890
-----------------------------------------------------------------------------
Crawford (County of) Hospital
  Authority (Wesbury United
  Methodist Community); Series
  1999, Senior Living Facilities
  RB,
6.25%, 08/15/29 (a)                                       750         738,577
-----------------------------------------------------------------------------
Cumberland (County of) Municipal
  Authority (Wesley Affiliated
  Services, Inc.); Series 2002 A,
  Retirement Community RB,
7.13%, 01/01/13 (a)(b)(c)                                 700         814,359
-----------------------------------------------------------------------------
Fulton (County of) Industrial
  Development Authority (The
  Fulton County Medical Center
  Project); Series 2006, Hospital
  IDR,
5.88%, 07/01/31 (a)                                     1,500       1,407,030
-----------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  University of Science);
  Series 2007 A,
  RB,
  5.40%, 09/01/16(a)                                    1,000       1,010,610
-----------------------------------------------------------------------------
  Series 2007 B,
  RB,
  6.00%, 09/01/36(a)                                    1,225       1,215,763
-----------------------------------------------------------------------------
Lancaster (County of) Hospital
  Authority (Saint Anne's Home);
  Series 1999, Health Center RB,
6.63%, 04/01/28 (a)                                       500         503,905
-----------------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A,
  IDR,
  7.60%, 05/01/10(a)(b)(c)                                250         277,058
-----------------------------------------------------------------------------
  7.63%, 05/01/10(a)(b)(c)                                500         554,395
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
PENNSYLVANIA - (CONTINUED)

Lawrence (County of) Industrial
  Development Authority (Shenango
  Presbyterian Senior Care
  Obligated Group); Series 2001
  B, Senior Health & Housing
  Facilities IDR,
7.50%, 11/15/11 (a)(b)(c)                          $    1,000  $    1,159,720
-----------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.);
  Series 2001,
  First Mortgage RB,
  7.63%, 11/01/21(a)                                      250         267,240
-----------------------------------------------------------------------------
  7.75%, 11/01/33(a)                                      750         801,165
-----------------------------------------------------------------------------
Montgomery (County of) Higher
  Education & Health Authority
  (Philadelphia Geriatric
  Center); Series 1999 A, RB,
7.38%, 12/01/09 (a)(b)(c)                               1,340       1,463,494
-----------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center);
  Series 1999,
  RB,
  6.63%, 07/01/19(e)(f)(i)                              1,250         262,500
-----------------------------------------------------------------------------
  6.75%, 07/01/29(e)(f)(i)                                460          96,600
-----------------------------------------------------------------------------
Montgomery (County of) Industrial
  Development Authority
  (Whitemarsh Continuing Care
  Retirement Community Project);
  Series 2005, Mortgage IDR,
6.25%, 02/01/35 (a)                                     1,000         985,810
-----------------------------------------------------------------------------
North Penn (Region of) Health
  Hospital & Education Authority
  (Maple Village Project); Series
  2000 A, Hospital RB,
8.00%, 10/01/10 (a)(b)(c)                                 300         330,072
-----------------------------------------------------------------------------
Pennsylvania (State of) Economic
  Development Financing Authority
  (Northwestern Human Services,
  Inc. Project); Series 1998 A,
  RB,
5.25%, 06/01/14 (a)                                     1,000         984,730
-----------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania);
  Series 2000 A,
  Student Housing RB,
  6.75%, 09/01/20(a)                                      500         524,380
-----------------------------------------------------------------------------
  6.75%, 09/01/32(a)                                      320         332,355
-----------------------------------------------------------------------------
Philadelphia (City of) Industrial
  Development Authority
  (Cathedral Village Project);
  Series 2003 A, IDR,
6.88%, 04/01/34 (a)                                       500         521,910
-----------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Russell Byers Charter School);
  Series 2007 A,
  IDR,
  5.15%, 05/01/27(a)                                    1,000         935,990
-----------------------------------------------------------------------------
  5.25%, 05/01/37(a)                                    1,000         916,260
-----------------------------------------------------------------------------
Philadelphia (City of) Industrial
  Development Authority; Series
  2007 A, IDR,
5.50%, 09/15/37 (a)                                     2,700       2,560,086
-----------------------------------------------------------------------------
Westmoreland (County of) Industrial Development
  Authority (Redstone Presbyterian Senior Care
  Obligated Group);
  Series 2005 A,
  IDR,
  5.25%, 01/01/13(a)                                      500         488,530
-----------------------------------------------------------------------------
  5.75%, 01/01/26(a)                                    1,000         942,820
-----------------------------------------------------------------------------
  5.88%, 01/01/32(a)                                      500         474,175
-----------------------------------------------------------------------------
                                                                   29,416,478

-----------------------------------------------------------------------------

RHODE ISLAND - 0.04%

Tobacco Settlement Financing
  Corp.; Series 2002 A,
  Asset-Backed RB,
6.13%, 06/01/32 (a)                                       240         240,214
-----------------------------------------------------------------------------
SOUTH CAROLINA - 2.06%

South Carolina (State of) Jobs-Economic
  Development Authority (Lutheran Homes);
  Series 2007,
  Refunding First Mortgage RB,
  5.00%, 05/01/14(a)                                    1,035         985,755
-----------------------------------------------------------------------------
  5.38%, 05/01/21(a)                                    1,500       1,370,250
-----------------------------------------------------------------------------
  5.50%, 05/01/28(a)                                    1,100         995,698
-----------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance);
  Series 2000 A,
  Hospital Facilities Improvement RB,
  7.38%, 12/15/10(a)(b)(c)                                800         907,776
-----------------------------------------------------------------------------
  Series 2003 A,
  Refunding Hospital Facilities RB,
  6.13%, 08/01/23(a)                                    1,500       1,549,500
-----------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Series 2004 A,
  Residential Care Facilities RB,
  6.25%, 05/15/25(a)                                      750         753,315
-----------------------------------------------------------------------------
  6.38%, 05/15/32(a)                                    1,250       1,252,800
-----------------------------------------------------------------------------
South Carolina (State of)
  Jobs-Economic Development
  Authority (The Woodlands at
  Furman Project); Series 2007 A,
  RB,
6.00%, 11/15/37 (a)                                     2,000       1,827,220
-----------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Wesley Commons
  Project);
  Series 2000,
  First Mortgage Health Facilities RB,
  7.75%, 10/01/10(a)(b)(c)                                700         796,684
-----------------------------------------------------------------------------
  8.00%, 10/01/10(a)(b)(c)                                300         343,224
-----------------------------------------------------------------------------
Tobacco Settlement Revenue
  Management Authority; Series
  2001 B, Tobacco Settlement RB,
6.38%, 05/15/28 (a)                                     1,170       1,183,396
-----------------------------------------------------------------------------
                                                                   11,965,618
-----------------------------------------------------------------------------

SOUTH DAKOTA - 0.16%

Minnehaha (County of) (Bethany
  Lutheran); Series 2007,
  Refunding Health Facilities RB,
5.50%, 12/01/35 (a)                                       500         442,065
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
SOUTH DAKOTA - (CONTINUED)

South Dakota (State of) Health &
  Educational Facilities
  Authority (Westhills Village
  Retirement Community); Series
  2003, RB,
5.65%, 09/01/23 (a)                                $      500  $      518,800
-----------------------------------------------------------------------------
                                                                      960,865
-----------------------------------------------------------------------------

TENNESSEE - 0.83%
Blount (County of) Health &
  Educational Facilities Board
  (Asbury Inc.); Series 2007 A,
  Refunding RB,
5.13%, 04/01/23 (a)                                     1,690       1,542,649
-----------------------------------------------------------------------------
Harpeth Valley Utilities District
  of Davidson and Williamson
  Counties; Series 2004,
  Utilities Improvement RB,
(INS-MBIA Insurance Corp.)
  5.00%, 09/01/34 (a)(g)                                1,000       1,031,920
-----------------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project);
  Series 2004 A,
  Retirement Facilities RB,
  6.00%, 02/15/24(a)                                      500         491,355
-----------------------------------------------------------------------------
  6.25%, 02/15/32(a)                                      350         344,403
-----------------------------------------------------------------------------
Shelby (County of) Health Educational & Housing
  Facilities Board (Trezevant Manor Project);
  Series 2006 A,
  RB,
  5.63%, 09/01/26(a)                                    1,000         953,290
-----------------------------------------------------------------------------
  5.75%, 09/01/37(a)                                      500         472,500
-----------------------------------------------------------------------------
                                                                    4,836,117
-----------------------------------------------------------------------------

TEXAS - 7.40%

Abilene (City of) Health
  Facilities Development Corp.
  (Sears Methodist Retirement
  System Obligated Group Report);
  Series 2003 A, Retirement
  Facility RB,
7.00%, 11/15/33 (a)                                     1,000       1,043,830
-----------------------------------------------------------------------------
Atlanta (City of) Hospital
  Authority; Series 1999,
  Hospital Facility RB,
6.70%, 08/01/19 (a)                                       500         507,410
-----------------------------------------------------------------------------
Bexar (County of) Health
  Facilities Development Corp.
  (Army Retirement Residence
  Project); Series 2002, RB,
6.30%, 07/01/12 (a)(b)(c)                                 500         565,115
-----------------------------------------------------------------------------
Bexar (County of) Housing Finance
  Corp. (American Opportunity
  Housing); Sr. Series 2002 A-1,
  Multi-Family Housing RB,
6.85%, 12/01/23 (a)                                       750         742,433
-----------------------------------------------------------------------------
Board of Regents of the University of Texas
  System;
  Series 2001 C,
  Financing System RB,
  5.00%, 08/15/11(a)(b)(c)                              1,000       1,062,340
-----------------------------------------------------------------------------
  Series 2003 B,
  Financing System RB,
  5.00%, 08/15/13(a)(b)(c)                              1,500       1,628,850
-----------------------------------------------------------------------------
Comal (County of) Health
  Facilities Development Corp.
  (McKenna Memorial Hospital
  Project); Series 2002 A, Health
  Care System RB,
6.25%, 02/01/32 (a)                                     1,000       1,013,790
-----------------------------------------------------------------------------
Corpus Christi (Port of)
  Industrial Development Corp.
  (Valero); Series 1997 C,
  Refunding IDR,
5.40%, 04/01/18 (a)                                       605         607,311
-----------------------------------------------------------------------------
Dallas-Fort Worth (Cities of)
  International Airport Facility
  Improvement Corp.; Series 2000
  A-3, Refunding RB,
9.13%, 05/01/29 (a)(h)                                    500         561,085
-----------------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System);
  Series 2004 A,
  Hospital RB,
  5.63%, 09/01/13(a)                                    1,735       1,728,615
-----------------------------------------------------------------------------
  7.00%, 09/01/25(a)                                    2,825       2,915,485
-----------------------------------------------------------------------------
  7.13%, 09/01/34(a)                                      905         932,630
-----------------------------------------------------------------------------
Gulf Coast Waste Disposal
  Authority (Valero Energy Corp.
  Project); Series 2001, RB,
6.65%, 04/01/32 (a)(h)                                    900         930,006
-----------------------------------------------------------------------------
Harris (County of) Health
  Facilities Development Corp.
  (Memorial Hermann Health Care);
  Series 2001 A, Hospital RB,
6.38%, 06/01/11 (a)(b)(c)                                 500         553,975
-----------------------------------------------------------------------------
Harris (County of) Health
  Facilities Development Corp.
  (St. Luke's Episcopal
  Hospital); Series 2001 A, RB,
5.63%, 02/15/11 (a)(b)(c)                                 750         812,108
-----------------------------------------------------------------------------
Harris (County of); Series 2002,
  Refunding Limited Tax GO,
5.13%, 08/15/12 (a)(b)(c)                                 370         399,326
-----------------------------------------------------------------------------
HFDC of Central Texas, Inc.
  (Villa de San Antonio Project);
  Series 2004 A, RB,
6.00%, 05/15/25 (a)                                       500         471,675
-----------------------------------------------------------------------------
HFDC of Central Texas, Inc.;
  Series 2006 A,
  Retirement Facility RB,
  5.63%, 11/01/26(a)                                      750         691,065
-----------------------------------------------------------------------------
  5.50%, 11/01/31(a)                                      500         437,595
-----------------------------------------------------------------------------
  5.75%, 11/01/36(a)                                    1,000         896,210
-----------------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project);
  Series 2005,
  Hospital RB,
  5.00%, 08/15/15(a)                                      500         499,660
-----------------------------------------------------------------------------
  5.00%, 08/15/19(a)                                      700         676,354
-----------------------------------------------------------------------------
Houston (City of) (Continental
  Airlines, Inc. Terminal E
  Project); Series 2001 E,
  Airport System Special
  Facilities RB,
6.75%, 07/01/29 (a)(h)                                    500         505,680
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
TEXAS - (CONTINUED)

Houston (City of) Health Facilities Development
  Corp. (Buckingham Senior Living Community);
  Series 2004 A,
  Retirement Facilities RB,
  7.00%, 02/15/14(a)(b)(c)                         $      300  $      360,651
-----------------------------------------------------------------------------
  7.00%, 02/15/14(a)(b)(c)                                750         901,627
-----------------------------------------------------------------------------
  7.13%, 02/15/14(a)(b)(c)                                450         543,776
-----------------------------------------------------------------------------
Lufkin Health Facilities
  Development Corp. (Memorial
  Health System of East Texas);
  Series 2007, Health System RB,
5.50%, 02/15/37 (a)                                     1,000         970,290
-----------------------------------------------------------------------------
Meadow Parc Development, Inc.
  (Meadow Parc Apartments
  Project); Series 1998,
  Multi-Family Housing RB,
6.50%, 12/01/30 (a)                                     1,200       1,205,244
-----------------------------------------------------------------------------
Mesquite (City of) Health
  Facilities Development Corp.
  (Christian Care Centers, Inc.
  Project); Series 2005,
  Retirement Facilities RB,
5.63%, 02/15/35 (a)                                     1,000         936,070
-----------------------------------------------------------------------------
Midlothian Development Authority;
  Series 2001,
  Tax Increment Contract Allocation RB,
  7.88%, 11/15/11(a)(b)(c)                              1,000       1,156,270
-----------------------------------------------------------------------------
  Series 2004,
  Tax Increment Contract Allocation RB,
  6.20%, 11/15/29 (Acquired
  12/02/04; Cost $1,000,000)(a)(d)                      1,000       1,030,650
-----------------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Buckingham Senior
  Living Community, Inc. Project);
  Series 2007,
  Retirement Facility RB,
  5.63%, 11/15/27(a)                                    1,500       1,366,260
-----------------------------------------------------------------------------
  5.75%, 11/15/37(a)                                    3,500       3,132,465
-----------------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (C.C. Young Memorial
  Home Project);
  Series 2007,
  Retirement Facility RB,
  5.25%, 02/15/17(a)                                    1,150       1,093,489
-----------------------------------------------------------------------------
  5.75%, 02/15/25(a)                                    1,500       1,410,465
-----------------------------------------------------------------------------
  5.75%, 02/15/29(a)                                    1,600       1,484,672
-----------------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Northwest Senior
  Housing Corp.-Edgemere Project);
  Series 2006 A,
  Retirement Facility RB,
  6.00%, 11/15/26(a)                                      700         688,695
-----------------------------------------------------------------------------
  6.00%, 11/15/36(a)                                    2,000       1,937,240
-----------------------------------------------------------------------------
Texas (State of) Public Finance
  Authority (School Excellence
  Education Project); Series 2004
  A, Charter School Finance Corp.
  RB,
7.00%, 12/01/34 (Acquired
  12/02/04; Cost $987,580) (a)(d)                       1,000       1,048,090
-----------------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project);
  Series 2005,
  Retirement Facilities RB,
  5.50%, 11/15/25(a)                                    1,650       1,514,452
-----------------------------------------------------------------------------
  5.65%, 11/15/35(a)                                    1,250       1,147,637
-----------------------------------------------------------------------------
Woodhill Public Facility Corp.
  (Woodhill Apartments Project);
  Series 1999, Multi-Family
  Housing RB,
7.50%, 12/01/29 (a)                                     1,000         924,920
-----------------------------------------------------------------------------
                                                                   43,035,511
-----------------------------------------------------------------------------

UTAH - 2.54%

Provo (City of) (Freedom Academy
  Foundation); Series 2007,
  Charter School RB,
5.50%, 06/15/37 (a)                                     1,450       1,307,030
-----------------------------------------------------------------------------
Spanish Fork (City of) (American
  Leadership Academy); Series
  2006, Charter School RB,
5.70%, 11/15/36 (a)                                     1,400       1,304,394
-----------------------------------------------------------------------------
Utah (County of) (Lakeview
  Academy); Series 2007 A,
  Charter School RB,
5.63%, 07/15/37 (a)                                     2,200       2,023,956
-----------------------------------------------------------------------------
Utah (County of) (Renaissance Academy);
  Series 2007 A,
  Charter School RB,
  5.35%, 07/15/17(a)                                      500         495,025
-----------------------------------------------------------------------------
  5.63%, 07/15/37(a)                                    1,350       1,241,973
-----------------------------------------------------------------------------
Utah (County of) (Ronald Wilson Reagan),
  Series 2007 A,
  Charter School RB,
  5.75%, 02/15/22(a)                                      340         336,253
-----------------------------------------------------------------------------
  6.00%, 02/15/38(a)                                    2,710       2,634,445
-----------------------------------------------------------------------------
Utah (State of) Charter School Finance
  Authority (Channing Hall);
  Series 2007 A,
  RB,
  5.88%, 07/15/27 (Acquired
  10/26/07; Cost $780,000)(a)(d)                          780         762,708
-----------------------------------------------------------------------------
  6.00%, 07/15/37 (Acquired
  10/26/07; Cost $705,040)(a)(d)                          700         681,114
-----------------------------------------------------------------------------
Utah (State of) Charter School
  Finance Authority (Summit
  Academy); Series 2007 A, RB,
5.80%, 06/15/38 (a)                                     2,000       1,969,020
-----------------------------------------------------------------------------
West Valley City (City of)
  (Monticello Academy); Series
  2007, Refunding Charter School
  RB,
6.38%, 06/01/37 (Acquired
  04/20/07; Cost $2,050,700)
  (a)(d)                                                2,000       2,011,860
-----------------------------------------------------------------------------
                                                                   14,767,778
-----------------------------------------------------------------------------

VIRGINIA - 2.55%

Henrico (County of) Economic
  Development Authority (Virginia
  United Methodist Homes); Series
  2002 A, Refunding Residential
  Care Facilities RB,
6.50%, 06/01/22 (a)                                       750         771,915
-----------------------------------------------------------------------------
James City (County of) Economic
  Development Authority
  (Williamsburg Lodging); Series
  2005 A, First Mortgage
  Residential Care Facilities RB,
5.50%, 09/01/34 (a)                                       750         684,600
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
VIRGINIA - (CONTINUED)

Lexington (City of) Industrial Development
  Authority (Kendall at Lexington);
  Series 2007 A,
  Residential Care Facilities Mortgage IDR,
  5.25%, 01/01/21(a)                               $      895  $      829,665
-----------------------------------------------------------------------------
  5.38%, 01/01/22(a)                                      780         728,169
-----------------------------------------------------------------------------
  5.38%, 01/01/23(a)                                      425         394,485
-----------------------------------------------------------------------------
  5.38%, 01/01/28(a)                                      750         684,832
-----------------------------------------------------------------------------
  5.50%, 01/01/37(a)                                    1,300       1,179,828
-----------------------------------------------------------------------------
Lynchburg (City of) Industrial
  Development Authority (The
  Summit); Series 2002 A,
  Residential Care Facilities
  Mortgage IDR,
6.25%, 01/01/28 (a)                                       500         500,700
-----------------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority (Fort
  Norfolk Retirement Community, Inc.-Harbor's
  Edge Project);
  Series 2004 A,
  First Mortgage Retirement Community RB,
  6.00%, 01/01/25(a)                                      500         488,560
-----------------------------------------------------------------------------
  6.13%, 01/01/35(a)                                    1,100       1,066,857
-----------------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes);
  Series 2003 A,
  Residential Care Facilities RB,
  7.38%, 12/01/13(a)(b)(c)                                500         604,660
-----------------------------------------------------------------------------
  Series 2006 C,
  Refunding Residential Care Facilities RB,
  5.38%, 12/01/26(a)                                    1,000         908,490
-----------------------------------------------------------------------------
  5.40%, 12/01/33(a)                                    1,000         882,700
-----------------------------------------------------------------------------
Peninsula Town Center Community Development
  Authority,
  Series 2007,
  Special Obligations RB,
  6.35%, 09/01/28(a)                                    1,000         992,500
-----------------------------------------------------------------------------
  6.45%, 09/01/37(a)                                    1,000         994,000
-----------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Series 2005,
  Asset-Backed RB,
  5.63%, 06/01/15(a)(b)(c)                              2,250       2,551,725
-----------------------------------------------------------------------------
  5.50%, 06/01/26(a)(b)                                   500         552,615
-----------------------------------------------------------------------------
                                                                   14,816,301
-----------------------------------------------------------------------------

WASHINGTON - 0.99%

Klickitat (County of) Public
  Hospital District No. 2
  (Skyline Hospital) Series 2007,
  RB,
6.50%, 12/01/38 (a)                                     1,000       1,001,370
-----------------------------------------------------------------------------
Skagit (County of) Public
  Hospital District No. 1 (Skagit
  Valley Hospital); Series 2005,
  RB,
5.50%, 12/01/30 (a)                                       750         727,178
-----------------------------------------------------------------------------
Skagit (County of) Public
  Hospital District No. 1 (Skagit
  Valley Hospital); Series 2007,
  RB,
5.75%, 12/01/32 (a)                                     1,000         982,410
-----------------------------------------------------------------------------
Washington (State of) Health Care
  Facilities Authority; Series
  2007 C, RB,
5.50%, 08/15/42 (a)                                     3,000       3,028,800

                                                                    5,739,758
-----------------------------------------------------------------------------

WISCONSIN - 3.71%

Badger Tobacco Asset
  Securitization Corp.; Series
  2002, Tobacco Settlement
  Asset-Backed RB,
6.13%, 06/01/27 (a)                                     2,015       2,082,664
-----------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Academy of Learning);
  Series 2007 A,
  Redevelopment Education RB,
  5.50%, 08/01/22(a)                                      300         292,215
-----------------------------------------------------------------------------
  5.65%, 08/01/37(a)                                    1,540       1,442,118
-----------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium, Inc.
  Project);
  Series 2005 A,
  RB,
  5.63%, 08/01/25(a)                                    2,000       1,971,380
-----------------------------------------------------------------------------
  5.75%, 08/01/35(a)                                    1,815       1,764,797
-----------------------------------------------------------------------------
Waukesha (City of) Redevelopment Authority
  (Kirkland Crossings Project);
  Series 2006,
  Refunding Sr. Housing RB,
  5.50%, 07/01/31(a)                                    1,460       1,294,947
-----------------------------------------------------------------------------
  5.60%, 07/01/41(a)                                    1,000         872,190
-----------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project);
  Series 2004 A,
  RB,
  6.50%, 08/15/26(a)                                      250         253,595
-----------------------------------------------------------------------------
  6.75%, 08/15/34(a)                                      950         984,713
-----------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities
  Authority (Community Memorial
  Hospital, Inc. Project); Series
  2003, RB,
7.13%, 01/15/22 (a)                                     1,040       1,080,342
-----------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities
  Authority (Community
  Rehabilitation Providers
  Facilities Acquisition
  Program); Series 1998, RB,
6.88%, 12/01/23 (a)                                       200         202,830
-----------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place, Inc.
  Project);
  Series 2004,
  RB,
  6.00%, 12/01/24(a)                                      500         478,490
-----------------------------------------------------------------------------
  6.13%, 12/01/34(a)                                    1,000         946,490
-----------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities
  Authority (FH Healthcare
  Development Inc. Project);
  Series 1999, RB,
6.25%, 11/15/09 (a)(b)(c)                               1,250       1,333,662
-----------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities
  Authority (New Castle Place
  Project); Series 2001 A, RB,
7.00%, 12/01/31 (a)                                       250         254,435
-----------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities
  Authority (Oakwood Village
  Project); Series 2000 A, RB,
7.63%, 08/15/30 (a)(b)                                  1,000       1,121,950
-----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)           VALUE
-----------------------------------------------------------------------------
WISCONSIN - (CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project);
  Series 2003,
  RB,
  6.00%, 07/01/15(a)                               $      100  $      100,185
-----------------------------------------------------------------------------
  6.13%, 07/01/16(a)                                      150         150,589
-----------------------------------------------------------------------------
  6.63%, 07/01/28(a)                                      750         758,070
-----------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Illinois
  Senior Housing, Inc.);
  Series 2006,
  Refunding RB,
  5.50%, 08/01/16(a)                                    2,020       1,941,119
-----------------------------------------------------------------------------
  5.80%, 08/01/29(a)                                    2,400       2,243,760
-----------------------------------------------------------------------------
                                                                   21,570,541
-----------------------------------------------------------------------------

WYOMING - 0.09%

Teton (County of) Hospital
  District (St. John's Medical
  Center); Series 2002, Hospital
  RB,
6.75%, 12/01/22 (a)                                       500         512,685
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.92%
  (Cost $607,184,514)                                             587,163,255
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.92)%                           (5,327,982)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                        $     581,835,273
-----------------------------------------------------------------------------

Investment Abbreviations:

CEP     --Credit Enhancement Provider

GO      --General Obligation Bonds

IDR     --Industrial Development Revenue Bonds

INS     --Insurer

PCR     --Pollution Control Revenue Bonds

RB      --Revenue Bonds

Sr.     --Senior

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2007 was $586,804,155, which represented 100.85% of the Fund's Net Assets. See Note 1A.

(b) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2007 was $19,382,157, which represented 3.33% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at December 31, 2007 was $1,199,100 and represented 0.21% of the Fund's Net Assets.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at December 31, 2007 was $1,199,100, which represented 0.21% of the Fund's Net Assets.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h)   Security subject to the alternative minimum tax.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at December 31, 2007 was $359,100, which represented 0.06% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Income Municipal Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

Aim High Income Municipal Fund

E. RISKS INVOLVED IN INVESTING IN THE FUND - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $230,192,462 and $106,190,859, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $    10,434,105
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (30,456,012)
==========================================================================================
Net unrealized appreciation (depreciation) of investment securities        $   (20,021,907)
==========================================================================================
Cost of investments for tax purposes is $607,185,162.

                            AIM TAX-EXEMPT CASH FUND
          Quarterly Schedule of Portfolio Holdings - December 31,2007

      AIMinvestments.com      TFI-QTR-1 12/07      A I M Advisors, Inc.


                                               [AIM Investments LOGO]
                                              --Registered Trademark--

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

                                                  RINCIPAL
                                   RATINGS(a)      AMOUNT
                                 S&P    MOODY'S    (000)      VALUE
                                 ----   -------   --------   -----------
MUNICIPAL OBLIGATIONS - 99.89%

ALABAMA - 5.18%

Oxford (City of);Series
  2003, Unlimited Tax VRD
  GO Wts. (LOC-Branch
  Banking & Trust Co.)
  3.53%, 07/01/15(b)(c)           --     VMIG1   $  2,350    $2,350,000
                                 ----   -------   --------   -----------

COLORADO - 5.45%

Arvada (City of);
  Series 2001, Water
  Enterprise VRD RB
  (INS-Financial
  Securities Assurance
  Inc.) 3.65%, 11/01/20 (c)(d)   A-1+        --       700        700,000
                                 ----   -------   --------   -----------

Concord (Metropolitan
  District of); Series
  2004, Refunding &
  Improvement
  Unlimited Tax VRD GO
  (LOC-Wells Fargo
  Bank, N.A.)
  3.50%, 12/01/29 (b)(c)         A-1+        --        600       600,000
                                 ----   -------   --------   -----------

Cornerstar (Metropolitan
  District of); Series
  2007, Special VRD RB
  (LOC-Banco Bilbao
  Vizcaya Argentaria, S.A.)
  3.50%, 12/01/37 (b)(c)(e)       A-1        --        800       800,000
                                 ----   -------   --------   -----------

Loveland (City of)(Safeway
  Inc. Projects); Series
  1993, Refunding VRD IDR
  (LOC-Deutsche Bank  A.G.)
  3.90%, 06/01/08 (b)(c)(e)(f)    A-1        --        370       370,000
                                 ----   -------   --------   -----------
                                                               2,470,000
                                                             -----------

 DISTRICT OF COLUMBIA - 4.29%

District of Columbia
  (Resources for the
  Future Inc.); Series
  1998, VRD RB
  (LOC-Citibank N.A.)
  (Acquired 01/03/06;
  Cost $1,945,000)3.50%,
  08/01/29 (b)(c)(g)(h)            --        --      1,945     1,945,000
                                 ----   -------   --------   -----------

FLORIDA - 7.06%

Jacksonville (City of)
  Health Facilities
  Authority; Series
  2002, (LOC-Bank of
  America, N.A.)
  3.53%, 06/01/22 (b)(c)(i)        --     VMIG1      2,600     2,600,000
                                 ----   -------   --------   -----------

FLORIDA - (CONTINUED)

Seminole (County of)
  Industrial Development
  Authority (Florida Living
  Nursing Center, Inc.);
  Series 1991, Multi-Modal
  Health Facilities VRD IDR
  (LOC-Bank of America, N.A.)
  3.62%, 02/01/11(b)(c)            --     VMIG1    $   600    $  600,000
                                 ----   -------   --------   -----------
                                                               3,200,000
                                 ----   -------   --------   -----------

GEORGIA - 2.65%

Tallapoosa (City of)
  Development Authority
  (U.S. Can Co. Project);
  Series 1994, Refunding VRD
  IDR (LOC-Deutsche Bank A.G.)
  3.70%, 02/01/15 (b)(c)(e)       A-1        --      1,200    1,200,000
                                 ----   -------   --------   -----------

ILLINOIS - 15.87%

Illinois (State of)
  Development Finance
  Authority (Countryside
  Montessori Schools,  Inc.
  Project); Series 1997,
  VRD IDR (LOC-Bank of
  America, N.A.)
  (Acquired 02/09/07;
  Cost $650,000)3.53%,
  06/01/17 (b)(c)(h)             A-1+        --        650       650,000
                                 ----   -------   --------   -----------

Illinois (State of)
  Development Finance
  Authority (Institute of Gas
  Technology Project);
  Series 1999, VRD IDR
  (LOC-Harris N.A.)
  3.45%, 09/01/24(b)(c)          A-1+        --      1,800     1,800,000
                                 ----   -------   --------   -----------

Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); Series 2000
  B, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.46%, 10/01/30 (b)(c)(e)(i)     --     VMIG1      2,841     2,841,000
                                 ----   -------   --------   -----------

Illinois (State of)
  Educational Facilities
  Authority (Newberry
  Library (The) ); Series
  1988, VRD RB (LOC-
  Northern Trust Co.)
  3.46%, 03/01/28 (c)              --     VMIG1      1,000     1,000,000
                                 ----   -------   --------   -----------

                                                 PRINCIPAL
                                   RATINGS(a)      AMOUNT
                                 S&P    MOODY'S     (000)       VALUE
                                 ----   -------   --------   -----------
ILLINOIS - (CONTINUED)

Naperville (City of)(DuPage
  Children's Museum
  Project); Series 2000,
  VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.46%, 06/01/30 (b)(c)           --     VMIG1   $    900    $  900,000
                                 ----   -------   --------   -----------
                                                               7,191,000
                                 ----   -------   --------   -----------

INDIANA - 3.63%

Indiana (State of)Bond
  Bank; Series 2007 A,
  Advance Funding
  Program RN
  4.25%, 01/31/08               SP-1+        --        750       750,264
                                -----   -------   --------   -----------
Indiana (State of) Health
  Facility Financing
  Authority (Stone Belt Arc,
  Inc. Project);Series 2005,
  VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.70%, 02/01/25(b)(c)            --     VMIG1       895        895,000
                                 ----   -------   --------   -----------
                                                               1,645,264
                                 ----   -------   --------   -----------

IOWA - 5.25%

Iowa (State of) Finance
  Authority (YMCA
  Project); Series 2000,
  Economic Development
  VRD RB (LOC-Wells
  Fargo Bank, N.A)
  3.52%, 06/01/10(b)(c)(g)        --        --      2,380     2,380,000
                                ----   -------   --------   -----------

KENTUCKY - 3.61%

Ewing (City of) Kentucky
  Area Development
  Districts Financing Trust;
  Series 2000, Lease
  Acquisition Program VRD
  RB (LOC-Wachovia
  Bank, N.A.)
  3.55%, 06/01/33(b)(c)(i)       A-1+        --      1,638     1,638,000
                                 ----   -------   --------   -----------

MARYLAND - 2.19%

Baltimore (County of)(Blue
  Circle Inc.Project); Series
  1992, Economic
  Development VRD RB
  (LOC-BNP Paribas)
  3.46%, 12/01/17(b)(c)(e)(i)      --     VMIG1       993        993,000
                                 ----   -------   --------   -----------

MICHIGAN - 4.31%

Oakland (County of)
  Economic Development
  Corp. (Rochester College
  Project); Series 2001,
  Limited Obligation VRD
  RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.47%, 08/01/21 (b)(c)(i)        --     VMIG1      1,952     1,952,000
                                 ----   -------   --------   -----------

NEVADA - 3.31%

Las Vegas (City of)
  Convention and
  Visitors Authority;
  Series 2006 A,
  Nevada Revenue
  Commercial Paper
  Notes (Multi
  LOC's-Bank of Nova
  Scotia, Fortis Bank
  N.V./S.A., State
  Street Bank & Trust
  Co.) 3.53%, 01/15/08 (e)(g)    A-1+        --   $  1,500   $ 1,500,000
                                 ----   -------   --------   -----------

NORTH DAKOTA - 9.35%

Fargo (City of) (Cass Oil
  Co. Project); Series 1984,
  Commercial Development
  VRD RB (LOC-U.S. Bank
  N.A.)
  3.65%, 12/01/14 (b)(c)         A-1+        --      4,240     4,240,000
                                 ----   -------   --------   -----------

OKLAHOMA - 3.65%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks,
  Watersedge & Gardens
  at Reding Apartments
  Projects); Series
  2000, Refunding
  Multi-Family Housing
  VRD RB (CEP-Federal
  National Mortgage
  Association)
  3.44%, 07/15/30(c)(i)          A-1+        --        756       756,000
                                 ----   -------   --------   -----------
Tulsa (County of) Industrial
  Authority; Series  2003 A,
  Capital Improvements
  VRD RB
  3.45%, 05/15/17 (c)            A-1+        --        900       900,000
                                 ----   -------   --------   -----------
                                                               1,656,000
                                 ----   -------   --------   -----------

PENNSYLVANIA - 5.85%

Chartiers Valley
  (Community of) Industrial
  & Commercial
  Development Authority
  (Asbury Villas); Series
  2000 B, VRD IDR
  (LOC-Fifth Third
  Bank) 3.45%, 12/01/30 (b)(c)   A-1+        --      2,650     2,650,000
                                 ----   -------   --------   -----------

TENNESSEE - 3.20%

Hawkins (County of)
  Industrial Development
  Board (Leggett & Platt
  Inc.); Series 1988  B,
  Refunding VRD IDR
  (LOC-Wachovia Bank,
  N.A.)
  3.59%, 10/01/27 (b)(c)(g)        --        --      1,450     1,450,000
                                 ----   -------   --------   -----------

TEXAS - 6.19%

Collin (County of); Series
  2005, Permanent
  Improvement Refunding
  Unlimited Tax GO
  4.00%, 02/15/08                AAA      Aaa          300       300,068
                                 ----   -------   --------   -----------

                                                                               2
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                                 PRINCIPAL
                                   RATINGS(a)      AMOUNT
                                 S&P    MOODY'S     (000)       VALUE
                                 ----   -------   --------   -----------
TEXAS - (CONTINUED)

Garland (City of) Industrial
  Development Authority,
  Inc. (Carroll Co. Project);
  Series 1984, VRD IDR
  (LOC-Wells Fargo Bank,
  N.A.)(
  Acquired 09/12/05; Cost
  $2,000,000)3.47%,
  12/01/14 (b)(c)(h)              AAA        --   $  2,000   $ 2,000,000
                                 ----   -------   --------   -----------
Mesquite (City of)
  Independent School
  District; Series 2003,
  Refunding School
  Building Unlimited Tax
  GO (CEP-Texas
  Permanent School Fund)
  5.00%, 08/15/08                 AAA        --        300       303,552
                                 ----   -------   --------   -----------
Texas (State of)
  Transportation
  Commission (State
  Highway Fund); Series
  2006-A, First Tier RB
  5.00%, 04/01/08                 AAA       Aa1        200       200,602
                                 ----   -------   --------   -----------
                                                               2,804,222
                                 ----   -------   --------   -----------

UTAH - 0.90%

University of Utah Board of
  Regents;  Series 1998,
  Hospital RB
  5.25%, 08/01/08(j)(k)            AA       Aa2        400       407,328
                                 ----   -------   --------   -----------
WASHINGTON - 6.00%

Seattle (Port of) Industrial
  Development Corp.
  (Sysco Food Services of
  Seattle, Inc. Project);
  Series 1994, Refunding
  VRD IDR
  3.53%, 11/01/25 (c)(i)         A-1+     VMIG1        721       721,000
                                 ----   -------   --------   -----------
Washington (State of)
  Health Care Facilities
  Authority (Swedish Health
  Services); Series
  2006, VRD RB (LOC-Citibank
  N.A.)(
  Acquired 07/19/07; Cost
  $2,068,000)3.56%,
  11/15/26 (b)(c)(h)(i)          A-1+     VMIG1      2,000     2,000,000
                                 ----   -------   --------   -----------
                                                               2,721,000
                                 ----   -------   --------   -----------

WISCONSIN - 0.66%

Rock (County of); Series
  2007, Promissory Notes
  Unlimited Tax GO
  4.25%, 07/10/08                  --     VMIG1        300       300,678
                                 ----   -------   --------   -----------

WYOMING - 1.29%

Gillette(City of),(Pacificorp
  Projects); Series 1988,
  Refunding Customized
  Purchase VRD PCR
  (LOC-Barclays Bank
  PLC)
  3.46%, 01/01/18(b)(c)(e)(i)    A-1+       P-1   $    583   $   583,000
                                 ----   -------   --------   -----------
TOTAL INVESTMENTS(l)(m) -
  99.89%(Cost $45,276,492)                                    45,276,492
                                 ----   -------   --------   -----------
OTHER ASSETS LESS LIABILITIES
  - 0.11%                                                         50,740
                                 ----   -------   --------   -----------
NET ASSETS - 100.00%                                         $45,327,232
                                 ----   -------   --------   -----------

Investment Abbreviations:

CEP    --Credit Enhancement Provider
GO     --General Obligation Bonds
IDR    --Industrial Development Revenue Bonds
INS    --Insurer
LOC    --Letter of Credit
PCR    --Pollution Control Revenue Bonds
RB     --Revenue Bonds
RN     --Revenue Notes
VRD    --Variable Rate Demand
Wts.   --Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (g) below.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2007.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Ireland: 6.3%; other countries less than 5%: 10.9%.

(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on December 31, 2007.

(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2007 was $6,595,000, which represented 14.55% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.


(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

(j) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

    Entities                                                Percentage
    -----------------------------------------------------   ----------
    Wells Fargo Bank, N.A.                                  11.0%
    U.S. Bank, N.A.                                          9.4
    Citibank N.A.                                            8.7
    Bank of America, N.A.                                    8.5
    JPMorgan Chase Bank, N.A.                                8.3
    Wachovia Bank, N.A.                                      6.8
    Allied Irish Bank, N.A                                   6.3
    Fifth Third Bank                                         5.8
    Branch Banking & Trust Co.                               5.2
(m) Also represents cost for federal income tax purposes.

                                                                               4

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

                         AIM TAX-FREE INTERMEDIATE FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

          AIMinvestments.com    TFI-QTR-1 12/07     A I M Advisors, Inc.

                                                  [AIM Investments LOGO]
                                                 --Registered Trademark--

SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

                                                                                      PRINCIPAL
                                                               RATINGS(a)              AMOUNT
                                                           S&P         MOODY'S          (000)             VALUE
                                                        --------      ---------      -----------       -----------
MUNICIPAL OBLIGATIONS - 98.84%

ALABAMA - 2.01%

Alabama (State of) Board of
  Education (Lawson State
  Community College);
  Series 2007 A
  Tuition RB (INS-Financial
  Security Assurance Inc.)
  4.38%, 06/01/25(b)(c)
                                                              --            Aaa      $       470       $   464,059
                                                        --------      ---------      -----------       -----------
  Tuition RB
  (INS-Financial Security
  Assurance Inc.)
  4.50%,
  06/01/26(b)(c)                                              --            Aaa              490           488,765
                                                        --------      ---------      -----------       -----------
Birmingham (City of);
  Series 2001 B,
  Refunding Unlimited
  Tax GO Wts.
  (INS-Financial
  Security Assurance
  Inc.) 5.25%, 07/01/10
  (b)(c)                                                     AAA            Aaa            1,950         2,047,871
                                                        --------      ---------      -----------       -----------

Jefferson (County of);
  Series 2000, School
  RB Wts.
  (INS-Financial
  Security Assurance
  Inc.) 5.05%, 02/15/09
  (b)(c)                                                     AAA            Aaa            1,000         1,022,590
                                                        --------      ---------      -----------       -----------
                                                                                                         4,023,285
                                                        --------      ---------      -----------       -----------

ARIZONA - 1.98%

Phoenix (City of)
  Civic Improvements
  Corp.; Series 2001,
  Refunding Wastewater
  System Jr. Lien RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.25%, 07/01/11
  (b)(c)                                                     AAA            Aaa            3,000         3,191,430
                                                        --------      ---------      -----------       -----------

Yuma Municipal
  Property Corp.
  Series 2007 D,
  Municipal Facilities
  RB (INS-XL Capital
  Assurance Inc.)
  5.00%, 07/01/24
  (b)(c)                                                     AAA            Aaa              750           780,472
                                                        --------      ---------      -----------       -----------
                                                                                                         3,971,902
                                                        --------      ---------      -----------       -----------

ARKANSAS - 1.01%

Bentonville (City of)
  Series 2007, Sales &
  Use Tax RB (INS-
  Ambac Assurance
  Corp.) 4.38%, 11/01/25
  (b)(c)                                                     AAA            Aaa            1,000           992,000
                                                        --------      ---------      -----------       -----------

Little Rock (City of)
  School District;
  Series 2001 C,
  Limited Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.00%, 02/01/10
  (b)(c)                                                      --            Aaa      $     1,000       $ 1,037,880
                                                        --------      ---------      -----------       -----------
                                                                                                         2,029,880
                                                        --------      ---------      -----------       -----------

CALIFORNIA - 1.50%

Monrovia (City of)
  Financing Authority
  (Library Project);
  Series 2007, Lease
  RB (INS-Ambac
  Assurance Corp.)
  4.63%, 12/01/32
  (b)(c)                                                     AAA            Aaa            1,000           984,690
                                                        --------      ---------      -----------       -----------

Rancho Mirage (City
  of) Joint Powers
  Financing Authority
  (Eisenhower Medical
  Center); Series 2007
  A, RB
  5.00%, 07/01/21 (b)                                         --             A3            1,000         1,032,810
                                                        --------      ---------      -----------       -----------

Santa Ana (City of)
  (Street Improvement
  Project) Series
  2007, Gas Tax
  Revenue COP
  (INS-MBIA Insurance
  Corp.) 4.38%, 01/01/24
  (b)(c)                                                     AAA             --            1,000           979,150
                                                        --------      ---------      -----------       -----------
                                                                                                         2,996,650
                                                        --------      ---------      -----------       -----------

COLORADO - 0.53%

Northwest Parkway
  Public Highway
  Authority; Sr.
  Series 2001 A, RB
  5.00%, 06/15/11
  (b)(c)(d)                                                  AAA            Aaa            1,000         1,052,280
                                                        --------      ---------      -----------       -----------

CONNECTICUT - 0.51%

Connecticut (State of)
  Resources Recovery
  Authority
  (Bridgeport Resco
  Co. L.P. Project); Series 1999,
  Refunding RB (INS-MBIA Insurance
  Corp.) 5.13%, 01/01/09
  (b)(c)                                                     AAA            Aaa            1,000         1,019,820
                                                        --------      ---------      -----------       -----------

DISTRICT OF COLUMBIA - 1.17%

District of Columbia; Series 1993 B-1
  Refunding Unlimited Tax GO (INS-Ambac
  Assurance Corp.)
  5.50%,
  06/01/09(b)(c)                                             AAA            Aaa            1,250         1,290,113
                                                        --------      ---------      -----------       -----------

  Series 1999 B

                                                                                      PRINCIPAL
                                                                RATINGS(a)             AMOUNT
                                                           S&P         MOODY'S          (000)            VALUE
                                                        --------      ---------      -----------       -----------

DISTRICT OF COLUMBIA - (CONTINUED)

  Refunding Unlimited
  Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.50%,
  06/01/10(b)(c)                                             AAA            Aaa      $     1,000       $ 1,053,590
                                                        --------      ---------      -----------       -----------
                                                                                                         2,343,703
                                                        --------      ---------      -----------       -----------

FLORIDA - 1.11%

Florida (State of)
  Board of Education;
  Series 2000 B,
  Lottery RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.75%, 07/01/10
  (b)(c)                                                     AAA            Aaa            1,000         1,056,910
                                                        --------      ---------      -----------       -----------

Village Center
  Community
  Development
  District; Series
  1998 A, Refunding
  Recreational RB
  (INS-MBIA Insurance
  Corp.) 5.50%, 11/01/10
  (b)(c)                                                     AAA            Aaa            1,105         1,169,698
                                                        --------      ---------      -----------       -----------
                                                                                                         2,226,608
                                                        --------      ---------      -----------       -----------

GEORGIA - 3.89%

Coweta (County of)
  Water & Sewage
  Authority; Series
  2007, RB
  4.50%, 06/01/27 (b)                                         --            Aa3              500           493,610
                                                        --------      ---------      -----------       -----------
Dalton (City of);
  Series 1999,
  Combined Utilities
  RB (INS-Financial
  Security Assurance
  Inc.) 5.75%, 01/01/10
  (b)(c)                                                     AAA            Aaa            1,015         1,066,359
                                                        --------      ---------      -----------       -----------

Georgia (State of);
  Series 1992 B
  Unlimited Tax GO
  6.30%, 03/01/09(b)                                         AAA            Aaa            1,425         1,478,893
                                                        --------      ---------      -----------       -----------
  6.30%, 03/01/10(b)                                         AAA            Aaa            1,000         1,067,120
                                                        --------      ---------      -----------       -----------

South Regional Joint
  Development
  Authority (Valdosta
  State University
  Parking & Health);
  Series 2007, RB
  (INS-XL Capital
  Assurance Corp.)
  5.00%, 08/01/20 (b)(c)                                     Aaa             --           1,385          1,472,878
                                                        --------      ---------      -----------       -----------
  5.00%, 08/01/21(b)(c)                                       --            Aaa           1,490          1,574,513
                                                        --------      ---------      -----------       -----------
  5.00%, 08/01/22(b)(c)                                       --            Aaa             605            636,279
                                                        --------      ---------      -----------       -----------
                                                                                                         7,789,652
                                                        --------      ---------      -----------       -----------

HAWAII - 0.52%

Hawaii (State of);
  Series 1993 CA,
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.) 5.75%, 01/01/10
  (b)(c)                                                     AAA            Aaa            1,000         1,049,610
                                                        --------      ---------      -----------       -----------

IDAHO - 0.65%

Idaho (State of)
  University; Series
  2007 B, University
  RB (INS-Financial
  Security Assurance
  Inc.) 4.50%, 04/01/18
  (b)(c)                                                     AAA            Aaa      $     1,250       $ 1,294,575
                                                        --------      ---------      -----------       -----------

ILLINOIS - 8.62%

Chicago (City of)
  (Central Loop
  Redevelopment); Sub.
  Series 2000 A, Tax
  Increment Allocation
  RB (INS-ACA
  Financial Guaranty
  Corp.) 6.50%, 12/01/08
  (b)(c)(e)                                                   --             --            8,000         8,105,440
                                                        --------      ---------      -----------       -----------

Illinois (State of)
  Educational
  Facilities Authority
  (Dominican
  University); Series
  2000 B, VRD RB
  (LOC-Allied Irish
  Banks PLC)
  3.46%, 10/01/30
  (f)(g)                                                      --            Aa2            3,336         3,336,000
                                                        --------      ---------      -----------       -----------

Illinois (State of);
  First Series 2001,
  Refunding Unlimited
  Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.25%, 10/01/11
  (b)(c)                                                     AAA            Aaa            1,790         1,917,036
                                                        --------      ---------      -----------       -----------

Kendall-Grundy, Kane &
  Will (Counties of)
  High School District
  No. 18; Series 2007 A, Refunding Unlimited
  Tax GO  (INS-Financial Guaranty Insurance
  Co.) 4.38%, 10/01/21
  (b)(c)                                                      --            Aaa            1,000         1,007,450
                                                        --------      ---------      -----------       -----------

Madison & Saint Clair
  (Counties of) School
  District No. 10
  (Collinsville School
  Building); Series
  2001, Unlimited Tax
  GO (INS-Financial
  Guaranty Insurance
  Co.) 5.00%, 02/01/11
  (b)(c)                                                     AAA            Aaa            1,150         1,207,040
                                                        --------      ---------      -----------       -----------

McHenry (County of)
  Community School
  District No. 47
  (Crystal Lake);
  Series 1999,
  Unlimited Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.13%, 02/01/10
  (b)(c)                                                      --            Aaa              610           623,079
                                                        --------      ---------      -----------       -----------

Northern Municipal
  Power Agency
  (Prairie St. Power
  Project); Series
  2007 A, RB (INS-MBIA
  Insurance Corp.)
  5.00%, 01/01/19
  (b)(c)                                                      --            Aaa            1,000         1,076,570
                                                        --------      ---------      -----------       -----------
                                                                                                        17,272,615
                                                        --------      ---------      -----------       -----------


                                                                                      PRINCIPAL
                                                                RATINGS(a)             AMOUNT
                                                           S&P         MOODY'S          (000)            VALUE
                                                        --------      ---------      -----------       -----------
INDIANA - 0.74%

Zionsville (City of)
  Community Schools
  Building Corp.;
  Series 2002, First
  Mortgage RB
  5.00%, 07/15/11
  (b)(d)                                                     AAA            Aaa      $     1,420       $ 1,484,951
                                                        --------      ---------      -----------       -----------

KANSAS - 1.88%

Johnson (County of)
  Water District No.
  1; Series 2001,
  Water RB
  5.00%, 06/01/11 (b)                                        AAA            Aaa            1,770         1,874,395
                                                        --------      ---------      -----------       -----------

Wyandotte (County of),
  School District No.
  500; Series 2001,
  Unlimited Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.50%, 09/01/11
  (b)(c)                                                     AAA            Aaa            1,750         1,884,697
                                                        --------      ---------      -----------       -----------
                                                                                                         3,759,092
                                                        --------      ---------      -----------       -----------

LOUISIANA - 2.64%

Louisiana (State of)
  Energy & Power
  Authority; Series
  2000, Refunding
  Power Project RB
  (INS-Financial
  Security Assurance
  Inc.) 5.75%, 01/01/11
  (b)(c)                                                     AAA            Aaa            2,500         2,678,275
                                                        --------      ---------      -----------       -----------

Louisiana (State of)
  Public Facilities
  Authority (Black &
  Gold Facilities
  Project); Series
  2007 A, RB (INS-
  Ambac Assurance
  Corp.) 5.00%, 07/01/22
  (b)(c)                                                     AAA            Aaa              500           514,850
                                                        --------      ---------      -----------       -----------

Louisiana (State of)
  Public Facilities
  Authority (Hurricane
  Recovery Program);
  Series 2007, RB
  (INS-Ambac Assurance
  Corp.) 5.00%, 06/01/18
  (b)(c)                                                     AAA            Aaa            1,000         1,075,290
                                                        --------      ---------      -----------       -----------

Louisiana (State of)
  Public Facilities
  Authority
  (Nineteenth Judicial
  District Court);
  Series 2007, RB
  (INS-Financial
  Guaranty Insurance
  Co.) 4.50%, 06/01/21
  (b)(c)                                                     AAA            Aaa            1,000         1,016,860
                                                        --------      ---------      -----------       -----------
                                                                                                         5,285,275
                                                        --------      ---------      -----------       -----------

MASSACHUSETTS - 2.57%

Massachusetts (State
  of); Series 2000 A,
  Consumer Lien
  Limited Tax GO
  5.75%, 02/01/09 (b)                                         AA            Aa2            5,000         5,145,850
                                                        --------      ---------      -----------       -----------

MICHIGAN - 2.81%

Detroit (City of);
  Series 1997 B,
  Refunding Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  5.38%, 04/01/10
  (b)(c)                                                     AAA            Aaa            1,630         1,654,857
                                                        --------      ---------      -----------       -----------

Hartland (City of)
  Consolidated School
  District; Series
  2001, Refunding
  Unlimited Tax GO
  (CEP-Michigan School
  Bond Loan Fund)
  5.50%, 05/01/11 (b)                                        AA-            Aa3      $     1,000       $ 1,069,670
                                                        --------      ---------      -----------       -----------

Michigan (State of)
  Strategic Fund
  (Detroit Edison
  Co.); Series 1995
  CC, Refunding
  Limited Obligation
  RB (INS-Ambac
  Assurance Corp.)
  4.85%, 09/01/11
  (b)(c)(h)                                                   --            Aaa            1,000         1,050,140
                                                        --------      ---------      -----------       -----------

Taylor (City of);

  Series 2001, COP
  (INS-Ambac Assurance
  Corp.) 5.00%, 02/01/11
  (b)(c)                                                     AAA            Aaa              495           520,884
                                                        --------      ---------      -----------       -----------

Troy (City of)
  Downtown Development
  Authority; Series
  2001, Refunding &
  Development Tax
  Allocation RB
  (INS-MBIA Insurance
  Corp.) 5.00%, 11/01/10
  (b)(c)                                                     AAA            Aaa            1,265         1,326,327
                                                        --------      ---------      -----------       -----------
                                                                                                         5,621,878
                                                        --------      ---------      -----------       -----------


MINNESOTA - 1.34%

Western Minnesota
  Municipal Power
  Agency;
  Series 2001 A
  Refunding RB
  (INS-Ambac Assurance
  Corp.)
  5.50%,
  01/01/10(b)(c)                                              --            Aaa            1,245         1,301,050
                                                        --------      ---------      -----------       -----------
  5.50%,
  01/01/11(b)(c)                                              --            Aaa            1,300         1,383,122
                                                        --------      ---------      -----------       -----------
                                                                                                         2,684,172
                                                        --------      ---------      -----------       -----------

MISSISSIPPI - 1.48%

Mississippi (State of)
  Development Bank
  (Lowndes County
  Industrial
  Development
  Project); Series
  2007, Special
  Obligation IDR
  (INS-Financial
  Security Assurance
  Inc.) 5.00%, 07/01/19
  (b)(c)                                                     AAA            Aaa            1,160         1,243,288
                                                        --------      ---------      -----------       -----------

Rankin (County of)
  School District;
  Series 2001,
  Unlimited Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.00%, 10/01/11
  (b)(c)                                                     AAA            Aaa            1,625         1,724,937
                                                        --------      ---------      -----------       -----------

                                                                                                         2,968,225
                                                        --------      ---------      -----------       -----------

MISSOURI - 1.47%

Cass (County of)
  Series 2007,
  Hospital RB
  5.00%, 05/01/17
  (b)(e)                                                      --             --              500           491,560
                                                        --------      ---------      -----------       -----------

                                                                                      PRINCIPAL
                                                                RATINGS(a)             AMOUNT
                                                          S&P          MOODY'S          (000)             VALUE
                                                        --------      ---------      -----------       -----------

MISSOURI - (CONTINUED)

Ladue School district;
  Series 2007,
  Refunding &
  Improvement
  Unlimited Tax GO
  5.00%, 03/01/25 (b)                                        AAA             --      $     1,250       $ 1,319,475
                                                        --------      ---------      -----------       -----------

Missouri (State of)
  Health & Educational
  Facilities Authority
  (Webster
  University); Series
  2001, Educational
  Facilities RB
  (INS-MBIA Insurance
  Corp.) 5.00%, 04/01/11
  (b)(c)                                                      --            Aaa            1,075         1,132,050
                                                        --------      ---------      -----------       -----------
                                                                                                         2,943,085
                                                        --------      ---------      -----------       -----------

NEVADA - 0.77%
Nevada (State of);
  Series 1999 A,
  Capital Improvement
  & Cultural Affairs
  Limited Tax GO
  5.00%, 02/01/10 (b)                                        AA+            Aa1            1,500         1,543,245
                                                        --------      ---------      -----------       -----------

NEW JERSEY - 4.10%

New Jersey (State of)
  Transportation Trust
  Fund Authority;
  Series 1999 A
  Transportation
  System RB
  5.50%,
  06/15/10(b)(d)                                             AAA            Aaa            7,060         7,456,207
                                                        --------      ---------      -----------       -----------
  5.50%, 06/15/10(b)                                         AA-             A1              720           757,973
                                                        --------      ---------      -----------       -----------
                                                                                                         8,214,180
                                                        --------      ---------      -----------       -----------

NEW YORK - 0.63%

New York (State of)
  Dormitory Authority
  (Frances Schervier
  Obligated Group);
  Series 1997, RB
  (INS-Financial
  Security Assurance
  Inc.) 5.50%, 07/01/10
  (b)(c)                                                     AAA            Aaa            1,205         1,272,347
                                                        --------      ---------      -----------       -----------

NORTH CAROLINA - 5.62%

Charlotte (City of);
  Series 1998,
  Refunding Unlimited
  Tax GO
  5.25%, 02/01/10 (b)                                        AAA            Aaa            5,000         5,058,000
                                                        --------      ---------      -----------       -----------

Charlotte-Mecklenburg
  Hospital Authority;
  Series 2007 A,
  Refunding Health
  Care System RB
  5.00%, 01/15/19 (b)                                        AA-            Aa3            1,000         1,054,980
                                                        --------      ---------      -----------       -----------

North Carolina (State
  of); Series 1999 A,
  Public Improvements
  Unlimited Tax GO
  5.25%, 03/01/09
  (b)(d)(h)                                                  AAA            Aaa            5,000         5,151,650
                                                        --------      ---------      -----------       -----------
                                                                                                        11,264,630
                                                        --------      ---------      -----------       -----------

NORTH DAKOTA - 0.87%

Burleigh (County of),
  (Medcenter One,
  Inc.); Series 1999,
  Refunding Health
  Care RB (INS-MBIA
  Insurance Corp.)
  5.25%, 05/01/09
  (b)(c)                                                     AAA            Aaa      $     1,695       $ 1,739,867
                                                        --------      ---------      -----------       -----------

OHIO - 0.49%

Buckeye (City of)
  Tobacco Settlement
  Financing Authority;
  Series 2007 A-2, Sr.
  Asset-Backed RB
  5.38%, 06/01/24 (b)                                        BBB           Baa3            1,000           973,910
                                                        --------      ---------      -----------       -----------

OKLAHOMA - 6.04%

Grand River Dam
  Authority; Series
  1993, Refunding RB
  (INS-Ambac Assurance
  Corp.) 5.50%, 06/01/09
  (b)(c)                                                     AAA            Aaa            2,000         2,066,420
                                                        --------      ---------      -----------       -----------

Mustang (City of)
  Improvement
  Authority; Series
  1999, Utility RB
  (INS-Financial
  Security Assurance
  Inc.) 5.25%, 10/01/09
  (b)(c)                                                      --            Aaa              525           544,514
                                                        --------      ---------      -----------       -----------

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks,
  Watersedge & Gardens
  at Reding Apartments
  Projects); Series
  2000, Refunding
  Multi-Family Housing
  VRD RB (CEP-Federal
  National Mortgage
  Association) 3.44%, 07/15/30
  (f)(g)                                                    A-1+             --            9,482         9,482,000
                                                        --------      ---------      -----------       -----------
                                                                                                        12,092,934
                                                        --------      ---------      -----------       -----------

PENNSYLVANIA - 0.25%

Harrisburg (City of)
  Authority
  (Harrisburg
  University of
  Science); Series
  2007 A, RB
  5.40%, 09/01/16
  (b)(e)                                                      --             --              500           505,305
                                                        --------      ---------      -----------       -----------

RHODE ISLAND - 0.98%

Rhode Island (State
  of) Health &
  Educational Building
  Corp. (Public
  Schools Financing
  Program); Series
  2007 B, RB
  (INS-Ambac Assurance
  Corp.) 5.00%, 05/15/21
  (b)(c)                                                      --            Aaa            1,000         1,068,550
                                                        --------      ---------      -----------       -----------

Woonsocket (City of);
  Series 2000,
  Unlimited Tax GO
  (INS-Financial
  Guaranty Insurance
  Co.) 5.25%, 10/01/10
  (b)(c)                                                      --            Aaa              840           885,041
                                                        --------      ---------      -----------       -----------

                                                                                                         1,953,591
                                                        --------      ---------      -----------       -----------

                                                                                      PRINCIPAL
                                                               RATINGS(a)              AMOUNT
                                                          S&P          MOODY'S          (000)            VALUE
                                                        --------      ---------      ----------        -----------
SOUTH CAROLINA - 1.06%

South Carolina (State
  of) Public Service
  Authority; Series
  1999 A, RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/10
  (b)(c)                                                     AAA            Aaa      $     1,000       $ 1,045,020
                                                        --------      ---------      -----------       -----------

South Carolina (State
  of); Series 2001 B,
  Capital Improvements
  Unlimited Tax GO
  5.50%, 04/01/11 (b)                                        AA+            Aaa            1,000         1,072,150
                                                        --------      ---------      -----------       -----------
                                                                                                         2,117,170
                                                        --------      ---------      -----------       -----------

SOUTH DAKOTA - 0.50%

South Dakota (State
  of)  Building
  Authority; Series
  2007, RB
  (INS-Financial
  Guaranty Insurance
  Co.) 4.50%, 06/01/23
  (b)(c)                                                     AAA            Aaa            1,000         1,005,300
                                                        --------      ---------      -----------       -----------

TENNESSEE - 3.14%

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); Series
  1999 II A-1, VRD RB
  (INS-Ambac Assurance
  Corp.) 3.47%, 06/01/24
  (c)(f)(g)                                                   --            Aaa            6,300         6,300,000
                                                        --------      ---------      -----------       -----------

TEXAS - 20.90%

Amarillo (City of)
  Health Facilities
  Corp. (Baptist St.
  Anthony's Hospital);
  Series 1998, RB
  (INS-Financial
  Security Assurance
  Inc.) 5.50%, 01/01/10
  (b)(c)                                                      --            Aaa            1,275         1,331,151
                                                        --------      ---------      -----------       -----------
Austin (City of);
  Series 2001, Limited
  Tax Certificates GO
  5.00%, 09/01/11 (b)                                        AA+            Aa1            1,900         2,013,734
                                                        --------      ---------      -----------       -----------
Canadian (City of)
  River Municipal
  Water Authority;
  Series 1999,
  Conjunctive Use
  Contract RB
  5.00%, 02/15/09
  (b)(d)(h)                                                  AAA            Aaa            1,000         1,021,830
                                                        --------      ---------      -----------       -----------
Garland (City of);
  Series 2001, Limited
  Tax Certificates GO
  (INS-MBIA Insurance
  Corp.) 5.25%, 02/15/11
  (b)(c)                                                     AAA            Aaa            2,435         2,578,762
                                                        --------      ---------      -----------       -----------
Harris (County of)
  Health Facilities
  Development Corp.
  (Memorial Hermann
  Hospital System
  Project); Series
  1998, Hospital RB
  (INS-Financial
  Security Assurance
  Inc.) 5.50%, 06/01/09
  (b)(c)                                                     AAA            Aaa            2,500         2,582,325

Houston (City of)
  Convention &
  Entertainment
  Facilities
  Department;
  Series 2001 A
  Refunding Hotel
  Occupancy Tax
  Special RB
  (INS-Ambac Assurance
  Corp.) 5.50%,
  09/01/10(b)(c)                                             AAA            Aaa      $     1,000       $ 1,058,650
                                                        --------      ---------      -----------       -----------
  5.50%,
  09/01/11(b)(c)                                             AAA            Aaa            4,000         4,303,600
                                                        --------      ---------      -----------       -----------
  Series 2001 B
  Hotel Occupancy Tax
  Special RB
  (INS-Ambac Assurance
  Corp.)
  5.25%,
  09/01/10(b)(c)                                             AAA            Aaa            1,000         1,052,320
                                                        --------      ---------      -----------       -----------
  5.25%,
  09/01/11(b)(c)                                             AAA            Aaa            2,360         2,518,946
                                                        --------      ---------      -----------       -----------
  5.50%,
  09/01/11(b)(c)                                             AAA            Aaa            2,460         2,646,714
                                                        --------      ---------      -----------       -----------
Katy (City of)
  Independent School
  District; Series
  1999 A, Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.20%, 02/15/10 (b)                                  AAA            Aaa            1,285         1,313,707
                                                        --------      ---------      -----------       -----------
Lower Colorado River
  Authority; Series
  1999 B, Refunding RB
  (INS-Financial
  Security Assurance
  Inc.) 6.00%, 05/15/10
  (b)(c)                                                     AAA            Aaa            1,460         1,530,459
                                                        --------      ---------      -----------       -----------
North Texas Municipal
  Water District;
  Series 2001, Water
  System RB (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/11
  (b)(c)                                                     AAA            Aaa            1,040         1,101,152
                                                        --------      ---------      -----------       -----------
San Antonio (City of);
  Series 1994
  Electric & Gas RB
  5.00%, 02/01/12(b)                                          AA            Aa1            2,375         2,528,639
                                                        --------      ---------      -----------       -----------
  Series 1998 A
  Electric & Gas RB
  5.25%,
  02/01/09(b)(d)(h)                                          AAA            NRR            2,960         3,058,213
                                                        --------      ---------      -----------       -----------
  5.25%, 02/01/10(b)                                          AA            Aa1            5,540         5,719,053
                                                        --------      ---------      -----------       -----------
  Refunding Limited
  Tax GO
  5.00%, 02/01/11(b)                                         AA+            Aa1            1,490         1,517,923
                                                        --------      ---------      -----------       -----------
Texas Tech
  Unitversity; 6th
  Series 1999,
  Financing System RB
  (INS-Ambac Assurance
  Corp.) 5.25%, 02/15/11
  (b)(c)                                                     AAA            Aaa            3,910         3,997,740
                                                        --------      ---------      -----------       -----------
                                                                                                        41,874,918

                                                        --------      ---------      -----------       -----------
UTAH - 0.56%

Tooele (County of)
  School District;
  Series 2001,
  Unlimited Tax GO
  (CEP-Utah School
  Bond Guaranty)
  4.50%, 06/01/11 (b)                                        AAA            Aaa            1,075         1,119,763
                                                        --------      ---------      -----------       -----------

                                                                                     PRINCIPAL
                                                               RATINGS(a)              AMOUNT
                                                          S&P          MOODY'S          (000)             VALUE
                                                        --------      ---------      -----------       ------------
VIRGINIA - 0.64%

Norton (City of)
  Industrial
  Development
  Authority (Norton
  Community Hospital);
  Series 2001,
  Refunding &
  Improvement Hospital
  IDR (INS-ACA
  Financial Guaranty
  Corp.) 5.13%, 12/01/10
  (b)(c)(e)                                                   --             --      $     1,315       $  1,291,462
                                                        --------      ---------      -----------       ------------
WASHINGTON - 11.22%

Energy Northwest
  (Project #3);
  Series 2001 A
  Refunding Electric
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.50%,
  07/01/10(b)(c)                                             AAA            Aaa            1,000          1,056,380
                                                        --------      ---------      -----------       ------------
  5.50%,
  07/01/11(b)(c)                                             AAA            Aaa            7,500          8,057,925
                                                        --------      ---------      -----------       ------------
Seattle (City of);
  Series 2001,
  Refunding Municipal
  Light & Power
  Improvements RB
  (INS-Financial
  Security Assurance
  Inc.) 5.25%, 03/01/11
  (b)(c)                                                     AAA            Aaa            3,000          3,182,280
                                                        --------      ---------      -----------       ------------

Snohomish (County of);
  Series 2001, Limited
  Tax GO
  5.25%, 12/01/11 (b)                                         AA            Aa3            2,685          2,878,481
                                                        --------      ---------      -----------       ------------
Washington (State of)
  (Department of
  Ecology); Series
  2001, Refunding COP
  (INS-Ambac Assurance
  Corp.) 4.75%, 04/01/11
  (b)(c)                                                     AAA            Aaa            5,310          5,470,150
                                                        --------      ---------      -----------       ------------
Washington (State of);
  Series 2001 R-A,
  Refunding Unlimited
  Tax GO
  5.00%, 09/01/10 (b)                                        AA+            Aa1            1,745          1,826,177
                                                        --------      ---------      -----------       ------------
                                                                                                         22,471,393
                                                        --------      ---------      -----------       ------------
WISCONSIN - 2.64%

Fond du Lac (City of)
  School District;
  Series 2000,
  Refunding Unlimited
  Tax GO
  5.25%, 04/01/10
  (b)(d)(h)                                                  NRR            Aaa            1,000          1,046,610
                                                        --------      ---------      -----------       ------------
Wisconsin (State of);
  Series 1993 2
  Refunding Unlimited
  Tax GO
  5.13%, 11/01/11(b)                                         AA-            Aa3            2,000          2,133,760
                                                        --------      ---------      -----------       ------------
  Series 1999 C
  Unlimited Tax GO
  5.75%, 05/01/10(b)                                         AA-            Aa3            2,000          2,116,520
                                                        --------      ---------      -----------       ------------
                                                                                                          5,296,890
                                                        --------      ---------      -----------       ------------

TOTAL INVESTMENTS - 98.84%
  (Cost $192,810,310)                                                                                   198,000,013
                                                        --------      ---------      -----------       ------------
OTHER ASSETS LESS LIABILITIES - 1.16%                                                                     2,325,373
                                                        --------      ---------      -----------       ------------
NET ASSETS - 100.00%                                                                                   $200,325,386
                                                        --------      ---------      -----------       ------------


Investment Abbreviations:

CEP        --Credit Enhancement Provider
COP        --Certificates of Participation
GO         --General Obligation Bonds
IDR        --Industrial Development Revenue Bonds
INS        --Insurer
Jr.        --Junior
LOC        --Letter of Credit
NRR        --Not Re-Rated
RB         --Revenue Bonds
Sr.        --Senior
Sub.       --Subordinated
VRD        --Variable Rate Demand
Wts.       --Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2007 was $178,882,013, which represented 89.30% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2007.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

AIM Tax-Free Intermediate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.


         Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

         Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

AIM Tax-Free Intermediate Fund

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $29,406,952 and $34,238,587, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                      $   5,246,967
                                                                                                -------------
Aggregate unrealized (depreciation) of investment securities                                         (57,264)
                                                                                                -------------
Net unrealized appreciation of investment securities                                            $   5,189,703
                                                                                                -------------
Cost of investments for is the same for tax and financial statement purposes.


Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: February 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.